SUPPLEMENT DATED JANUARY 25, 2002
                TO THE PRINCIPAL INVESTORS FUND, INC. PROSPECTUS
                        ADVISORS PREFERRED CLASS SHARES
           DATED JUNE 15, 2001 AS REVISED THROUGH SEPTEMBER 30, 2001


THE FOLLOWING INFORMATION IS AN UPDATE THROUGH DECEMBER 31, 2001, AND REPLACES SIMILAR INFORMATION FOUND IN THE PROSPECTUS DATED JUNE 15, 2001 AS REVISED THROUGH SEPTEMBER 30, 2001.


PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.
FV 275 Q-3
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - CORE FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
INTERNATIONAL FUND I
ADVISORS PREFERRED/
//(1)/                  -24.76  -24.76    N/A    N/A    N/A  -20.73        -24.76
Invista International
Broad Markets
Composite               -24.79  -24.79  -3.93   1.95   8.55                -24.79
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -21.44  -21.44  -5.05   0.89   4.46                -21.44
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

LARGECAP S&P 500 INDEX
FUND ADVISORS
PREFERRED/ (1)/         -12.52  -12.52    N/A    N/A    N/A  -13.66        -12.52
Invista S&P 500 Index
Composite               -12.30  -12.30  -1.42  10.28    N/A                -12.30
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

PARTNERS LARGECAP
GROWTH FUND I ADVISORS
PREFERRED/ (1)/         -14.86  -14.86    N/A    N/A    N/A  -18.66        -14.86
Morgan Stanley Equity
Growth Composite        -15.26  -15.26   1.69  10.85  13.77                -15.26
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

PARTNERS LARGECAP
VALUE FUND ADVISORS
PREFERRED/ (1)/           5.14    5.14    N/A    N/A    N/A    9.57          5.14
Bernstein Diversified
Value Composite           4.26    4.26    N/A    N/A    N/A                  4.26
 Russell 1000 Value
 Index                   -5.59   -5.59   2.74  11.14  14.15                 -5.59
 Morningstar Large
 Value Category          -5.37   -5.37   2.31   8.84  11.88                 -5.37

PARTNERS SMALLCAP
GROWTH FUND I ADVISORS
PREFERRED/ (1)/         -14.33  -14.33    N/A    N/A    N/A  -10.19        -14.33
Neuberger Berman
SmallCap Growth
Composite               -14.30  -14.30  12.27    N/A    N/A                -14.30
 Russell 2000 Growth
 Index                   -9.23   -9.23   0.25   2.87   7.19                 -9.23
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

PARTNERS SMALLCAP
VALUE FUND ADVISORS
PREFERRED/ (2)/            N/A     N/A    N/A    N/A    N/A   14.92
Ark Asset Small Cap
Value Composite          21.50   21.50  19.90  17.40    N/A                 21.50
 Russell 2000 Value
 Index                   14.02   14.02  11.32  11.20  15.11                 14.02
 Morningstar Small
 Value Category          17.31   17.31  13.02  11.29  13.47                 17.31

SMALLCAP S&P 600 INDEX
FUND ADVISORS
PREFERRED/ (1)/           5.83    5.83    N/A    N/A    N/A   12.25          5.83
Invista Small Cap S&P
600 Index Composite       5.61    5.61    N/A    N/A    N/A                  5.61
 S&P SmallCap 600
 Index                    6.54    6.54  10.21  10.66  13.61                  6.54
 Morningstar Small
 Blend Category           8.41    8.41  11.84  10.91  13.25                  8.41

 /(//1) /Fund's
 inception 12/06/00
 /(//2) /Fund's
 inception 03/01/01

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999   1998   1997   1996   1995   1994   1993     1992
                        ------------------------------------------------------------------
INTERNATIONAL FUND I
ADVISORS PREFERRED/
//(1)/
Invista International    -7.57   25.78  10.47  12.43  24.54  14.07  -2.38  44.82     2.73
Broad Markets
Composite
 MSCI EAFE (Europe,     -14.17   26.96  20.00   1.78   6.05  11.21   7.78  32.56   -12.17
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -15.66   44.49  13.00   5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

LARGECAP S&P 500 INDEX
FUND ADVISORS
PREFERRED/ (1)/
Invista S&P 500 Index    -9.44   20.62  28.18  32.89  22.51  37.07   1.05
Composite
 S&P 500 Index           -9.11   21.04  28.58  33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large       -6.97   19.72  21.95  27.43  20.37  31.99  -1.08  11.12     7.62
 Blend Category

PARTNERS LARGECAP
GROWTH FUND I ADVISORS
PREFERRED/ (1)/
Morgan Stanley Equity   -11.00   39.42  21.11  31.40  31.23  45.03   3.18   4.32     5.99
Growth Composite
 S&P 500 Index           -9.11   21.04  28.58  33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large      -14.09   39.72  33.58  25.00  18.95  32.27  -2.32  10.31     5.83
 Growth Category

PARTNERS LARGECAP
VALUE FUND ADVISORS
PREFERRED/ (1)/
Bernstein Diversified    13.80
Value Composite
 Russell 1000 Value       7.02    7.35  15.63  35.18  21.64  38.35  -1.99  18.12    13.81
 Index
 Morningstar Large        5.47    6.63  13.10  27.01  20.79  32.28  -0.81  13.25     9.89
 Value Category

PARTNERS SMALLCAP
GROWTH FUND I ADVISORS
PREFERRED/ (1)/
Neuberger Berman        -28.36  134.28
SmallCap Growth
Composite
 Russell 2000 Growth    -22.43   43.09   1.23  12.95  11.26  31.04  -2.43  13.36     7.77
 Index
 Morningstar Small       -5.71   61.45   4.49  18.19  19.99  35.44  -0.28  16.70    11.99
 Growth Category

PARTNERS SMALLCAP
VALUE FUND ADVISORS
PREFERRED/ (2)/
Ark Asset Small Cap      33.67    6.05  -1.89  32.41  24.03  33.78
Value Composite
 Russell 2000 Value      22.83   -1.49  -6.45  31.78  21.37  25.75  -1.27  23.84    29.14
 Index
 Morningstar Small       16.98    4.49  -6.99  30.04  25.53  25.13  -0.81  16.72    20.29
 Value Category

SMALLCAP S&P 600 INDEX
FUND ADVISORS
PREFERRED/ (1)/
Invista Small Cap S&P    10.17
600 Index Composite
 S&P SmallCap 600        11.80   12.40  -1.31  25.58  21.32  29.97  -4.77  18.78    21.04
 Index
 Morningstar Small       12.84   18.18  -3.64  26.12  19.66  25.51  -0.97  16.65    14.39
 Blend Category

 /(//1) /Fund's
 inception 12/06/00
 /(//2) /Fund's
 inception 03/01/01

                        ------------------------------------------------------------------


FV 275 Q-3
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.
FV 275 Q-3
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
BALANCED FUND ADVISORS
PREFERRED/ //(1)/        -5.45   -5.45    N/A    N/A    N/A   -5.52         -5.45
Invista Balanced                                                       -
Composite                -3.01   -3.01   1.17   6.87   9.31                 -3.01
Principal Capital - II
Multi Sector Fixed
Income Composite          8.43    8.43   6.48   7.50   7.56                  8.43
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

BOND & MORTGAGE
SECURITIES FUND
ADVISORS PREFERRED/
(1)/                      6.94    6.94    N/A    N/A    N/A    7.73          6.94
Principal Capital - II
Multi Sector Fixed
Income Composite          8.43    8.43   6.48   7.50   7.56                  8.43
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar
 Intermediate-Term
 Bond Category            7.36    7.36   5.12   6.29   6.70                  7.36

CAPITAL PRESERVATION
FUND ADVISORS
PREFERRED/ (2)/            N/A     N/A    N/A    N/A    N/A    2.17
 Lehman Brothers
 Mutual Fund U.S.
 Government 1-3 Year
 Index                    8.53    8.53   6.53   6.64   6.03                  8.53
 Morningstar
 Short-Term Bond
 Category                 7.32    7.32   5.82   5.99   5.89                  7.32

EUROPEAN FUND ADVISORS
PREFERRED/ (1)/         -23.30  -23.30    N/A    N/A    N/A  -18.69        -23.30
BT European Composite   -24.64  -24.64  -5.15   7.12    N/A            -   -24.64
 MSCI Europe (15)
 Index-ND               -19.90  -19.90  -5.26   6.24   9.64                -19.90
 Morningstar Europe
 Stock Category         -21.43  -21.43  -1.19   5.30   8.77                -21.43

GOVERNMENT SECURITIES
FUND ADVISORS
PREFERRED/ (1)/           6.55    6.55    N/A    N/A    N/A    7.07          6.55
Principal Capital - II
Mortgage Backed
Securities Composite      7.51    7.51   6.17   7.21   6.81                  7.51
 Lehman Brothers
 Mortgage Backed
 Securities Index         8.22    8.22   7.01   7.49   7.10                  8.22
 Morningstar
 Intermediate
 Government Category      6.84    6.84   5.33   6.33   6.21                  6.84

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND ADVISORS
PREFERRED/ (1)/           6.80    6.80    N/A    N/A    N/A    7.61          6.80
Principal Capital - II
Multi Sector High
Quality Fixed Income
Composite                 8.32    8.32   6.03   7.13    N/A                  8.32
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar
 Intermediate-Term
 Bond Category            7.36    7.36   5.12   6.29   6.70                  7.36

HIGH QUALITY LONG-TERM
BOND FUND ADVISORS
PREFERRED/ (1)/           5.53    5.53    N/A    N/A    N/A    6.83          5.53
Principal Capital - II
Long Term Fixed Income
Composite                 8.05    8.05   3.36    N/A    N/A                  8.05
 Lehman Brothers Long
 Term Gov't./Credit
 Bond Index               7.26    7.26   4.79   8.05   8.42                  7.26
 Morningstar Long-Term
 Bond Category            7.51    7.51   4.53   6.09   7.08                  7.51

/(1) /Fund's inception
12/06/00
/(2) /Fund's inception
06/15/01

                        ----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2000   1999   1998   1997   1996   1995   1994   1993    1992
                        ----------------------------------------------------------------
BALANCED FUND ADVISORS
PREFERRED/ //(1)/
Invista Balanced         -6.47   2.20  12.17  20.03  10.69  26.88  -1.63  14.25   10.73
Composite
Principal Capital - II   12.00  -0.57   7.97  10.16   3.94  18.41  -2.05  10.67    8.25
Multi Sector Fixed
Income Composite
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Lehman Brothers         11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75    7.40
 Aggregate Bond Index
 Morningstar Domestic     2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07    8.22
 Hybrid Category

BOND & MORTGAGE
SECURITIES FUND
ADVISORS PREFERRED/
(1)/
Principal Capital - II   12.00  -0.57   7.97  10.16   3.94  18.41  -2.05  10.67    8.25
Multi Sector Fixed
Income Composite
 Lehman Brothers         11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75    7.40
 Aggregate Bond Index
 Morningstar              9.45  -1.22   7.42   8.76   3.30  17.35  -3.73  10.39    7.20
 Intermediate-Term
 Bond Category

CAPITAL PRESERVATION
FUND ADVISORS
PREFERRED/ (2)/
 Lehman Brothers          8.17   2.97   6.97   6.65   5.08  10.84   0.52   5.39    6.25
 Mutual Fund U.S.
 Government 1-3 Year
 Index
 Morningstar              8.14   2.12   6.28   6.51   4.35  11.48  -0.86   6.86    6.15
 Short-Term Bond
 Category

EUROPEAN FUND ADVISORS
PREFERRED/ (1)/
BT European Composite   -15.51  33.95  30.86  26.33  41.31   9.36   8.49  43.12
 MSCI Europe (15)        -8.39  15.89  28.53  23.80  21.09  21.62   2.28  29.28   -4.71
 Index-ND
 Morningstar Europe      -6.58  26.11  21.56  18.42  24.99  16.26   2.52  28.15   -6.82
 Stock Category

GOVERNMENT SECURITIES
FUND ADVISORS
PREFERRED/ (1)/
Principal Capital - II   11.08   0.22   7.62   9.97   3.90  19.10  -4.41   9.21    6.13
Mortgage Backed
Securities Composite
 Lehman Brothers         11.16   1.85   6.97   9.49   5.36  16.80  -1.61   6.84    6.96
 Mortgage Backed
 Securities Index
 Morningstar             10.76  -1.44   7.45   8.45   2.80  16.42  -4.02   8.03    6.39
 Intermediate
 Government Category

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND ADVISORS
PREFERRED/ (1)/
Principal Capital - II   10.71  -0.57   8.28   9.32
Multi Sector High
Quality Fixed Income
Composite
 Lehman Brothers         11.63  -0.82   8.69   9.65   3.63  13.47  -2.92   9.75    7.40
 Aggregate Bond Index
 Morningstar              9.45  -1.22   7.42   8.76   3.30  17.35  -3.73  10.39    7.20
 Intermediate-Term
 Bond Category

HIGH QUALITY LONG-TERM
BOND FUND ADVISORS
PREFERRED/ (1)/
Principal Capital - II   10.40  -7.41  10.39   4.85
Long Term Fixed Income
Composite
 Lehman Brothers Long    16.16  -7.64  11.76  14.52   0.13  29.93  -7.10  16.17    8.53
 Term Gov't./Credit
 Bond Index
 Morningstar Long-Term    9.26  -2.78   6.51  10.53   3.54  21.33  -6.13  13.34    7.98
 Bond Category

/(1) /Fund's inception
12/06/00
/(2) /Fund's inception
06/15/01

                        ----------------------------------------------------------------


FV 275 Q-3
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
HIGH QUALITY
SHORT-TERM BOND FUND
 ADVISORS PREFERRED/
 //(1)/                   6.71    6.71    N/A    N/A    N/A    7.34          6.71
Principal Capital - II
Limited Term Fixed
Income Composite          7.19    7.19   5.62   6.05    N/A                  7.19
 Lehman Brothers
 Mutual Fund 1-5
 Gov't./Credit Index      9.03    9.03   6.62   6.92   6.49                  9.03
 Morningstar
 Short-Term Bond
 Category                 7.32    7.32   5.82   5.99   5.89                  7.32

INTERNATIONAL EMERGING
MARKETS FUND
 ADVISORS PREFERRED/
 (1)/                    -3.98   -3.98    N/A    N/A    N/A   -4.71         -3.98
Invista International
Emerging Markets
Equity Composite         -3.66   -3.66   3.88   0.57    N/A                 -3.66
 MSCI Emerging Markets
 Free Index-ID           -4.91   -4.91   2.01  -7.80   0.95                 -4.91
 Morningstar
 Diversified Emerging
 Markets Category        -3.73   -3.73   4.45  -4.79   0.89                 -3.73

INTERNATIONAL FUND II
ADVISORS PREFERRED/
(1)/                    -21.51  -21.51    N/A    N/A    N/A  -20.58        -21.51
BT International
Composite               -21.75  -21.75    N/A    N/A    N/A                -21.75
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -21.44  -21.44  -5.05   0.89   4.46                -21.44
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

INTERNATIONAL SMALLCAP
FUND ADVISORS
PREFERRED/ (1)/         -22.10  -22.10    N/A    N/A    N/A  -19.84        -22.10
Invista International
Small Cap Equity
Composite               -21.87  -21.87   8.80  11.01    N/A                -21.87
 MSCI EAFE Small Cap
 Index                  -12.51  -12.51  -1.07    N/A    N/A                -12.51
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

LARGECAP BLEND FUND
ADVISORS PREFERRED/
(1)/                    -17.20  -17.20    N/A    N/A    N/A  -17.69        -17.20
Invista Large Cap
Blend Composite         -17.50  -17.50  -7.38   5.13    N/A                -17.50
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

LARGECAP GROWTH FUND
ADVISORS PREFERRED/
(1)/                    -24.65  -24.65    N/A    N/A    N/A  -28.06        -24.65
Invista Large Cap
Quality Growth
Composite               -25.45  -25.45    N/A    N/A    N/A                -25.45
 Russell 1000 Growth
 Index                  -20.42  -20.42  -6.32   8.27  10.79                -20.42
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

LARGECAP VALUE FUND
ADVISORS PREFERRED/
(1)/                     -7.73   -7.73    N/A    N/A    N/A   -4.51         -7.73
Invista Large Cap
Value Composite          -8.30   -8.30  -3.99   5.32    N/A                 -8.30
 S&P/Barra 500 Value
 Index                  -11.71  -11.71   1.83   9.49  13.09                -11.71
 Morningstar Large
 Value Category          -5.37   -5.37   2.31   8.84  11.88                 -5.37

/(1) /Fund's inception
12/06/00

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000   1999    1998    1997   1996   1995   1994   1993     1992
                        -------------------------------------------------------------------
HIGH QUALITY
SHORT-TERM BOND FUND
 ADVISORS PREFERRED/
 //(1)/
Principal Capital - II    8.81   1.05    6.79    6.64   4.88
Limited Term Fixed
Income Composite
 Lehman Brothers          8.91   2.09    7.63    7.13   4.67  12.88  -0.72   7.10     6.83
 Mutual Fund 1-5
 Gov't./Credit Index
 Morningstar              8.14   2.12    6.28    6.51   4.35  11.48  -0.86   6.86     6.15
 Short-Term Bond
 Category

INTERNATIONAL EMERGING
MARKETS FUND
 ADVISORS PREFERRED/
 (1)/
Invista International   -28.63  63.25  -17.59   11.38  25.57   7.46
Emerging Markets
Equity Composite
 MSCI Emerging Markets  -31.86  63.70  -27.52  -13.41   3.92  -6.95  -8.67  71.26
 Free Index-ID
 Morningstar            -31.11  71.86  -27.03   -3.68  13.35  -3.45  -9.27  73.26     0.26
 Diversified Emerging
 Markets Category

INTERNATIONAL FUND II
ADVISORS PREFERRED/
(1)/
BT International
Composite
 MSCI EAFE (Europe,     -14.17  26.96   20.00    1.78   6.05  11.21   7.78  32.56   -12.17
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -15.66  44.49   13.00    5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

INTERNATIONAL SMALLCAP
FUND ADVISORS
PREFERRED/ (1)/
Invista International   -11.70  86.79   13.24   15.62  40.53   3.61
Small Cap Equity
Composite
 MSCI EAFE Small Cap     -7.56  19.73
 Index
 Morningstar Foreign    -15.66  44.49   13.00    5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

LARGECAP BLEND FUND
ADVISORS PREFERRED/
(1)/
Invista Large Cap       -12.12   9.57   24.70   29.66  24.35
Blend Composite
 S&P 500 Index           -9.11  21.04   28.58   33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large       -6.97  19.72   21.95   27.43  20.37  31.99  -1.08  11.12     7.62
 Blend Category

LARGECAP GROWTH FUND
ADVISORS PREFERRED/
(1)/
Invista Large Cap       -10.24
Quality Growth
Composite
 Russell 1000 Growth    -22.42  33.16   38.71   30.49  23.12  37.19   2.66   2.90     5.00
 Index
 Morningstar Large      -14.09  39.72   33.56   25.00  18.95  32.27  -2.32  10.31     5.83
 Growth Category

LARGECAP VALUE FUND
ADVISORS PREFERRED/
(1)/
Invista Large Cap         3.88  -7.12   18.04   28.94  22.18
Value Composite
 S&P/Barra 500 Value      6.08  12.72   14.68   29.99  21.99  37.00  -0.63  18.60    10.53
 Index
 Morningstar Large        5.47   6.63   13.10   27.01  20.79  32.28  -0.81  13.25     9.89
 Value Category

/(1) /Fund's inception
12/06/00

                        -------------------------------------------------------------------


FV 275 Q-3
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
MIDCAP BLEND FUND
ADVISORS PREFERRED/
//(1)/                   -3.76   -3.76    N/A    N/A    N/A    0.37         -3.76
Invista Mid Cap Blend                                                  -
Composite                -3.49   -3.49   7.16   9.99  11.31                 -3.49
 S&P MidCap 400 Index    -0.60   -0.60  10.24  16.11  15.01                 -0.60
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

MIDCAP GROWTH FUND
ADVISORS PREFERRED/
(1)/                    -25.29  -25.29    N/A    N/A    N/A  -26.49        -25.29
Invista Mid Cap Growth
Composite               -27.92  -27.92   5.25   8.55    N/A                -27.92
 Russell Midcap Growth
 Index                  -20.16  -20.16   2.16   9.02  11.11                -20.16
 Morningstar Mid-Cap
 Growth Category        -21.28  -21.28   5.09   8.44  10.30                -21.28

MIDCAP S&P 400 INDEX
FUND ADVISORS
PREFERRED/ (1)/          -1.45   -1.45    N/A    N/A    N/A    1.68         -1.45
Invista S&P 400 Index
Composite                -1.25   -1.25    N/A    N/A    N/A                 -1.25
 S&P MidCap 400 Index    -0.60   -0.60  10.24  16.11  15.01                 -0.60
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

MIDCAP VALUE FUND
ADVISORS PREFERRED/
(1)/                      2.90    2.90    N/A    N/A    N/A    7.98          2.90
Invista Mid Cap Value
Composite                 3.67    3.67   0.70   7.39  10.96                  3.67
 S&P MidCap 400/Barra
 Value Index              7.14    7.14  11.90  14.53  15.22                  7.14
 Morningstar Mid-Cap
 Value Category           6.40    6.40  10.30  11.68  13.81                  6.40

MONEY MARKET FUND
ADVISORS PREFERRED/
(1)/                      3.44    3.44    N/A    N/A    N/A    3.61          3.44
Principal Capital - II
Money Market Composite    4.33    4.33   5.07   5.09   4.55                  4.33

PACIFIC BASIN FUND
ADVISORS PREFERRED/
(1)/                    -26.76  -26.76    N/A    N/A    N/A  -32.32        -26.76
BT Pacific Basin
Composite               -24.79  -24.79   6.44  -1.37    N/A                -24.79
 MSCI Pacific Free
 Index-ND               -25.40  -25.40  -4.44  -7.80  -2.43                -25.40
 Morningstar
 Diversified
 Pacific/Asia Stock
 Category               -20.06  -20.06   0.18  -7.89   1.77                -20.06

PARTNERS LARGECAP
BLEND FUND ADVISORS
PREFERRED/ (1)/          -7.57   -7.57    N/A    N/A    N/A   -5.43         -7.57
Federated Core Equity
Composite                -5.75   -5.75   9.53  15.80    N/A                 -5.75
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

/(1) /Fund's inception
12/06/00

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999   1998    1997   1996   1995   1994   1993     1992
                        -------------------------------------------------------------------
MIDCAP BLEND FUND
ADVISORS PREFERRED/
//(1)/
Invista Mid Cap Blend    13.49   12.37   4.72   24.95  18.66  33.39   5.46  -0.26     9.01
Composite
 S&P MidCap 400 Index    17.51   14.72  19.11   32.25  19.18  30.92  -3.59  13.93    11.90
 Morningstar Mid-Cap      3.37   18.70   6.77   26.45  20.44  28.71  -1.61  14.50    14.93
 Blend Category

MIDCAP GROWTH FUND
ADVISORS PREFERRED/
(1)/
Invista Mid Cap Growth   -4.81   69.96   2.48   26.15  13.40
Composite
 Russell Midcap Growth  -11.74   51.29  17.86   22.54  17.48  33.98  -2.16  11.19     8.71
 Index
 Morningstar Mid-Cap     -6.90   63.90  17.51   17.05  16.99  34.79  -1.03  15.64     9.03
 Growth Category

MIDCAP S&P 400 INDEX
FUND ADVISORS
PREFERRED/ (1)/
Invista S&P 400 Index    16.41
Composite
 S&P MidCap 400 Index    17.51   14.72  19.11   32.25  19.20  30.95  -3.58  13.95    11.91
 Morningstar Mid-Cap      3.37   18.70   6.77   26.45  20.44  28.71  -1.61  14.50    14.93
 Blend Category

MIDCAP VALUE FUND
ADVISORS PREFERRED/
(1)/
Invista Mid Cap Value     6.32   -7.36   3.25   35.49  16.03  41.18   0.98  11.43     7.57
Composite
 S&P MidCap 400/Barra    27.84    2.33   4.67   34.32  19.40  34.04  -0.57  13.43    16.02
 Value Index
 Morningstar Mid-Cap     16.82    7.78   3.92   26.04  20.50  29.27  -1.11  17.11    13.54
 Value Category

MONEY MARKET FUND
ADVISORS PREFERRED/
(1)/
Principal Capital - II    6.21    4.71   5.13    5.10   4.95   5.53   3.69   2.59     3.40
Money Market Composite

PACIFIC BASIN FUND
ADVISORS PREFERRED/
(1)/
BT Pacific Basin        -31.01  132.40   7.35  -27.91
Composite
 MSCI Pacific Free      -25.78   56.65   2.72  -25.87  -8.30   2.95  12.76  36.21   -18.56
 Index-ND
 Morningstar            -35.75   92.50  -5.91  -27.90   4.02   2.39  -5.49  59.02    -3.03
 Diversified
 Pacific/Asia Stock
 Category

PARTNERS LARGECAP
BLEND FUND ADVISORS
PREFERRED/ (1)/
Federated Core Equity    -3.31   44.20  20.71   31.30  18.98
Composite
 S&P 500 Index           -9.11   21.04  28.58   33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large       -6.97   19.72  21.95   27.43  20.37  31.99  -1.08  11.12     7.62
 Blend Category

/(1) /Fund's inception
12/06/00

                        -------------------------------------------------------------------



FV 275 Q-3
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
PARTNERS LARGECAP
GROWTH FUND II
 ADVISORS PREFERRED
 /(1)/                  -18.20  -18.20    N/A    N/A    N/A  -21.69        -18.20
American Century Large
Cap Growth Equity
Composite               -18.66  -18.66  -2.25  10.55   8.36                -18.66
 Russell 1000 Growth
 Index                  -20.42  -20.42  -6.32   8.27  10.79                -20.42
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

PARTNERS MIDCAP BLEND
FUND ADVISORS
PREFERRED /(2)/            N/A     N/A    N/A    N/A    N/A   -1.70
Morgan Stanley MidCap
Blend Composite          -3.50   -3.50   8.97  15.90    N/A                 -3.50
 S&P MidCap 400 Index    -0.60   -0.60  10.24  16.11  15.01                 -0.60
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

PARTNERS MIDCAP GROWTH
FUND ADVISORS
PREFERRED /(1)/         -27.85  -27.85    N/A    N/A    N/A  -29.41        -27.85
Turner Midcap Growth
Composite               -28.17  -28.17  14.50  22.00    N/A                -28.17
 Russell Midcap Growth
 Index                  -20.16  -20.16   2.16   9.02  11.11                -20.16
 Morningstar Mid-Cap
 Growth Category        -21.28  -21.28   5.09   8.44  10.30                -21.28

PARTNERS MIDCAP VALUE
FUND ADVISORS
PREFERRED /(1)/          -2.43   -2.43    N/A    N/A    N/A    3.61         -2.43
Neuberger Berman
MidCap Value Composite   -2.20   -2.20  11.08  10.19  14.21                 -2.20
 Russell Midcap Value
 Index                    2.34    2.34   6.81  11.46  14.41                  2.34
 Morningstar Mid-Cap
 Value Category           6.40    6.40  10.30  11.68  13.81                  6.40

PARTNERS SMALLCAP
GROWTH FUND II
 ADVISORS PREFERRED
 /(1)/                  -20.77  -20.77    N/A    N/A    N/A  -28.78        -20.77
Federated Small Cap
Growth Equity
Composite               -16.50  -16.50  -4.29   4.59    N/A                -16.50
 S&P SmallCap
 600/Barra Growth
 Index                   -1.19   -1.19   5.91   7.04    N/A                 -1.19
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

REAL ESTATE FUND
ADVISORS PREFERRED
/(1)/                     7.68    7.68    N/A    N/A    N/A   10.63          7.68
Principal Capital -
REI Real Estate
Composite                 8.73    8.73  11.41   8.28    N/A                  8.73
 Morgan Stanley REIT
 Index                   12.83   12.83  10.94   6.11    N/A                 12.83
 Morningstar Specialty
 - Real Estate
 Category                 8.93    8.93  10.12   6.19   9.99                  8.93

SMALLCAP BLEND FUND
ADVISORS PREFERRED
/(1)/                     6.97    6.97    N/A    N/A    N/A   12.43          6.97
Invista Small Company                                                  -
Blend Composite           1.79    1.79   8.06    N/A    N/A                  1.79
 Russell 2000 Index       2.49    2.49   6.42   7.52  11.51                  2.49
 Morningstar Small
 Blend Category           8.41    8.41  11.84  10.91  13.25                  8.41

/(1) /Fund's inception
12/06/00
/(2) /Fund's inception
03/01/01

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999    1998   1997   1996   1995   1994   1993    1992
                        ------------------------------------------------------------------
PARTNERS LARGECAP
GROWTH FUND II
 ADVISORS PREFERRED
 /(1)/
American Century Large  -14.71   34.68   36.77  29.28  14.92  20.35  -1.49   3.76   -4.29
Cap Growth Equity
Composite
 Russell 1000 Growth    -22.42   33.16   38.71  30.49  23.12  37.19   2.66   2.90    5.00
 Index
 Morningstar Large      -14.09   39.72   33.58  25.00  18.95  32.27  -2.32  10.31    5.83
 Growth Category

PARTNERS MIDCAP BLEND
FUND ADVISORS
PREFERRED /(2)/
Morgan Stanley MidCap    11.74   19.99   15.78  39.58  40.77  32.71
Blend Composite
 S&P MidCap 400 Index    17.51   14.72   19.11  32.25  19.18  30.92  -3.59  13.93   11.90
 Morningstar Mid-Cap      3.37   18.70    6.77  26.45  20.44  28.71  -1.61  14.50   14.93
 Blend Category

PARTNERS MIDCAP GROWTH
FUND ADVISORS
PREFERRED /(1)/
Turner Midcap Growth     -8.10  126.09   26.33  41.77
Composite
 Russell Midcap Growth  -11.74   51.29   17.86  22.54  17.48  33.98  -2.16  11.19    8.71
 Index
 Morningstar Mid-Cap     -6.90   63.90   17.51  17.05  16.99  34.79  -1.03  15.64    9.03
 Growth Category

PARTNERS MIDCAP VALUE
FUND ADVISORS
PREFERRED /(1)/
Neuberger Berman         29.70    8.04  -10.66  32.66  28.08  35.23  -1.89  16.44   17.52
MidCap Value Composite
 Russell Midcap Value    19.18   -0.11    5.09  34.37  20.26  34.93  -2.13  15.62   21.68
 Index
 Morningstar Mid-Cap     16.82    7.78    3.92  26.04  20.50  29.27  -1.11  17.11   13.54
 Value Category

PARTNERS SMALLCAP
GROWTH FUND II
 ADVISORS PREFERRED
 /(1)/
Federated Small Cap     -50.79  113.36    8.90  31.09
Growth Equity
Composite
 S&P SmallCap             0.57   19.57    2.29  15.67  16.09  29.07  -5.47
 600/Barra Growth
 Index
 Morningstar Small       -5.71   61.45    4.49  18.19  19.99  35.44  -0.28  16.70   11.99
 Growth Category

REAL ESTATE FUND
ADVISORS PREFERRED
/(1)/
Principal Capital -      31.15   -3.01  -10.20  19.83
REI Real Estate
Composite
 Morgan Stanley REIT     26.81   -4.55  -16.90  18.58  35.89  12.90
 Index
 Morningstar Specialty   25.83   -3.35  -15.79  23.05  31.68  15.17  -0.62  21.11   15.87
 - Real Estate
 Category

SMALLCAP BLEND FUND
ADVISORS PREFERRED
/(1)/
Invista Small Company    19.86   12.50  -11.27  15.89
Blend Composite
 Russell 2000 Index      -3.02   21.26   -2.55  22.36  16.50  28.45  -1.82  18.88   18.41
 Morningstar Small       12.84   18.18   -3.64  26.12  19.66  25.51  -0.97  16.65   14.39
 Blend Category

/(1) /Fund's inception
12/06/00
/(2) /Fund's inception
03/01/01

                        ------------------------------------------------------------------


FV 275 Q-3
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
SMALLCAP GROWTH FUND
ADVISORS PREFERRED/
//(1)/                    0.92    0.92    N/A    N/A    N/A   -3.09          0.92
Invista Small Company
Growth Composite         -0.41   -0.41   3.10   7.57    N/A                 -0.41
 Russell 2000 Growth
 Index                   -9.23   -9.23   0.25   2.87   7.19                 -9.23
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

SMALLCAP VALUE FUND
ADVISORS PREFERRED/
(1)/                      9.52    9.52    N/A    N/A    N/A   15.56          9.52
Invista Small Cap
Value Composite           8.93    8.93   3.59   6.90    N/A                  8.93
 Russell 2000 Value
 Index                   14.02   14.02  11.32  11.20  15.11                 14.02
 Morningstar Small
 Value Category          17.31   17.31  13.02  11.29  13.47                 17.31

TECHNOLOGY FUND
ADVISORS PREFERRED/
(1)/                    -30.60  -30.60    N/A    N/A    N/A  -37.27        -30.60
BT Technology
Composite               -31.81  -31.81    N/A    N/A    N/A                -31.81
 MSCI Global Tech. and
 Telecommunications
 Index                  -28.28  -28.28    N/A    N/A    N/A                -28.28
 Morningstar Specialty
 - Technology Category  -38.21  -38.21  -1.20   9.41  18.04                -38.21

/(1) /Fund's inception
12/06/00

                        ----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2000    1999   1998   1997   1996   1995   1994   1993    1992
                        -----------------------------------------------------------------
SMALLCAP GROWTH FUND
ADVISORS PREFERRED/
//(1)/
Invista Small Company   -33.86   66.37  -2.47  34.77  14.19
Growth Composite
 Russell 2000 Growth    -22.43   43.09   1.23  12.95  11.26  31.04  -2.43  13.36    7.77
 Index
 Morningstar Small       -5.71   61.45   4.49  18.19  19.99  35.44  -0.28  16.70   11.99
 Growth Category

SMALLCAP VALUE FUND
ADVISORS PREFERRED/
(1)/
Invista Small Cap        12.05   -8.92  -6.03  33.65  28.44
Value Composite
 Russell 2000 Value      22.83   -1.49  -6.45  31.78  21.37  25.75  -1.27  23.84   29.14
 Index
 Morningstar Small       16.98    4.49  -6.99  30.04  25.53  25.13  -0.81  16.72   20.29
 Value Category

TECHNOLOGY FUND
ADVISORS PREFERRED/
(1)/
BT Technology
Composite
 MSCI Global Tech. and
 Telecommunications
 Index
 Morningstar Specialty  -33.13  136.50  52.41   9.58  20.31  42.89  13.18  24.07   13.03
 - Technology Category

/(1) /Fund's inception
12/06/00

                        -----------------------------------------------------------------




FV 275 Q-3
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.
FV 275 Q-3
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - LIFETIME FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
LIFETIME 2010 FUND
ADVISORS PREFERRED/
//(1)/                     N/A     N/A    N/A    N/A    N/A    0.41
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2020 FUND
ADVISORS PREFERRED/
(1)/                       N/A     N/A    N/A    N/A    N/A    0.31
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2030 FUND
ADVISORS PREFERRED/
(1)/                       N/A     N/A    N/A    N/A    N/A   -0.73
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2040 FUND
ADVISORS PREFERRED/
(1)/                       N/A     N/A    N/A    N/A    N/A    1.14
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2050 FUND
ADVISORS PREFERRED/
(1)/                       N/A     N/A    N/A    N/A    N/A   -1.47
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

LIFETIME STRATEGIC
INCOME FUND ADVISORS
PREFERRED /(1)/            N/A     N/A    N/A    N/A    N/A    1.31
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

/(1)/ Fund's inception
03/01/01

                        ----------------------------------------------     --------
                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                        2000   1999   1998   1997   1996   1995   1994   1993    1992
                        --------------------------------------------------------------
LIFETIME 2010 FUND
ADVISORS PREFERRED/
//(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2020 FUND
ADVISORS PREFERRED/
(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2030 FUND
ADVISORS PREFERRED/
(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2040 FUND
ADVISORS PREFERRED/
(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2050 FUND
ADVISORS PREFERRED/
(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Large      -6.97  19.72  21.95  27.43  20.37  31.99  -1.08  11.12   7.62
 Blend Category

LIFETIME STRATEGIC
INCOME FUND ADVISORS
PREFERRED /(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

/(1)/ Fund's inception
03/01/01

                        --------------------------------------------------------------


FV 275 Q-3
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

IMPORTANT NOTES TO THE APPENDIX


APPENDIX A


LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.


LEHMAN BROTHERS LONG TERM GOV'T./CREDIT INDEX is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues ) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). These bonds also must have maturities of 1 to 3 years.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) SMALLCAP INDEX is a stock index designed to measure the investment returns small cap companies of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX
 is capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE (15) INDEX is a capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) PACIFIC FREE INDEX is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are:
Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.
FV 275 Q-3
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) GLOBAL TECHNOLOGY AND TELECOMMUNICATIONS INDEX is an index composed of the developed markets countries in the MSCI World Index. Within these countries, only those securities which are included in the Information Technology and Telecommunication Services sectors according to the MSCI Global Industry Classification Standard are included in the index.


MORGAN STANLEY REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 1000 VALUE INDEX is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.


RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.


RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


RUSSELL MIDCAP VALUE INDEX is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400/BARRA VALUE INDEX is a market capitalization-weighted index of all the stocks in the S&P 400 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1.


S&P/BARRA 500 VALUE INDEX is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.


S&P SMALLCAP 600/BARRA GROWTH INDEX is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.


S&P MIDCAP 400 INDEX includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.
FV 275 Q-3
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

S&P SMALLCAP 600 INDEX consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.



MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY: . Diversified emerging-markets funds invest in developing nations. Most funds divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe.



MORNINGSTAR DIVERSIFIED PACIFIC/ASIA STOCK CATEGORY: . Diversified Pacific/Asia stock funds have a wider investment range than other Asia-oriented funds. While Japan funds focus exclusively on Japan and Pacific ex-Japan funds emphasize Asia's developing nations, these funds can invest throughout the Pacific Rim, including Australia and New Zealand.



MORNINGSTAR DOMESTIC HYBRID CATEGORY: . Domestic-hybrid funds divide their assets among stocks. These funds tend to focus on conservative stocks and bonds.



MORNINGSTAR EUROPE STOCK CATEGORY: . Europe-stock funds invest in companies based in Europe. Most of these funds emphasize the region's larger and more developed markets. Currency fluctuations frequently affect investors' returns.



MORNINGSTAR FOREIGN STOCK CATEGORY: . Foreign-stock funds can invest in any country outside the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand.



MORNINGSTAR INTERMEDIATE GOVERNMENT BOND CATEGORY: . Intermediate-term government funds devote at least 90% of their bond holdings to government issues. These funds have, on average, durations between 3.5 and six years.



MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY: . Intermediate-term bond funds have average durations that are greater than 3.5 years and less than six years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.



MORNINGSTAR LARGE BLEND CATEGORY: . Large-cap blend funds focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index.



MORNINGSTAR LARGE GROWTH CATEGORY: . Large-cap growth funds invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.



MORNINGSTAR LARGE VALUE CATEGORY: . Large-cap value funds focus on big companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay dividends. They also generally have more-stable stock prices.



MORNINGSTAR LONG-TERM BOND CATEGORY: . Long-term bond funds have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.



MORNINGSTAR MID-CAP BLEND CATEGORY: . The typical mid-cap blend fund invests in stocks of various sizes and mixed characteristics, giving it a middle-of-the road profile. Most shy away from high-priced growth stocks, but aren't so price-conscious that they land in value territory.



MORNINGSTAR MID-CAP GROWTH CATEGORY: . Some mid-cap growth funds invest in stocks of all sizes, but most focus directly on mid-size companies. Mid-cap growth funds target firms that are projected to grow faster than the overall market, therefore commanding relatively higher prices. Many of these stocks are found in the volatile technology, health-care, and services sectors.
FV 275 Q-3
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

MORNINGSTAR MID-CAP VALUE CATEGORY: . Mid-cap value funds buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.



MORNINGSTAR SHORT-TERM BOND CATEGORY: . Short-term bond funds have durations that stay between one and 3.5 years. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt.



MORNINGSTAR SMALL BLEND CATEGORY: . Small-cap blend funds favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. They own everything from fairly cheap, out-of-favor stocks to somewhat expensive growth stocks. They thus provide exposure both to traditional value sectors, such as financials and cyclicals, and to growth sectors like technology and health care.



MORNINGSTAR SMALL GROWTH CATEGORY: . Small-cap growth funds focus on stocks at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages and tend to be volatile.



MORNINGSTAR SMALL VALUE CATEGORY: . Small-cap value funds invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.



MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY: . Specialty real-estate funds invest primarily in real-estate investment trusts (REITs) of various types. The performance of these funds is less connected to the overall market than most other types of stock funds.



MORNINGSTAR SPECIALTY - TECHNOLOGY CATEGORY: . Specialty-technology funds buy high-tech businesses. Most concentrate on computer, semiconductor, software, networking, and other computer-related companies. A few also buy medical-device and biotechnology stocks and some concentrate on a single technology industry. FV 275 Q-3
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.




                         PRINCIPAL INVESTORS FUND, INC.



                            ADVISORS PREFERRED CLASS


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                                 Company/(R)/.


 The date of this Prospectus is June 15, 2001 as revised through September 30,
                                     2001.
As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

FUND DESCRIPTIONS .......................................................4

 CORE FOUNDATION FUNDS
  International Fund I ..................................................6

  LargeCap S&P 500 Index Fund ...........................................8

  Partners LargeCap Growth Fund I .......................................10

  Partners LargeCap Value Fund ..........................................12

  Partners SmallCap Growth Fund I .......................................14

  Partners SmallCap Value Fund ..........................................16

  SmallCap S&P 600 Index Fund ...........................................18

  Core Foundation Funds Management ......................................20

  Performance Results - Core Foundation Funds ...........................22


 ADDITIONAL FOUNDATION FUNDS
  Balanced Fund .........................................................24

  Bond & Mortgage Securities Fund .......................................26

  Capital Preservation Fund .............................................28

  European Fund .........................................................30

  Government Securities Fund ............................................32

  High Quality Intermediate-Term Bond Fund ..............................34

  High Quality Long-Term Bond Fund ......................................36

  High Quality Short-Term Bond Fund .....................................38

  International Emerging Markets Fund ...................................40

  International Fund II .................................................42

  International SmallCap Fund ...........................................44

  LargeCap Blend Fund ...................................................46

  LargeCap Growth Fund ..................................................48

  LargeCap Value Fund ...................................................50

  MidCap Blend Fund .....................................................52

  MidCap Growth Fund ....................................................54

  MidCap S&P 400 Index Fund .............................................56

  MidCap Value Fund .....................................................58

  Money Market Fund .....................................................60

  Pacific Basin Fund ....................................................62

  Partners LargeCap Blend Fund ..........................................64

  Partners LargeCap Growth Fund II ......................................66

  Partners MidCap Blend Fund ............................................68

  Partners MidCap Growth Fund ...........................................70

  Partners MidCap Value Fund ............................................72

  Partners SmallCap Growth Fund II ......................................74

  Real Estate Fund ......................................................76

  SmallCap Blend Fund ...................................................78

  SmallCap Growth Fund ..................................................80

  SmallCap Value Fund ...................................................82

  Technology Fund .......................................................84

  Performance Results- Additional Foundation Funds ......................87







2                                                Principal Investors Fund
                                                          1-800-547-7754

 LIFETIME FUNDS
  LifeTime 2010 Fund ....................................................91

  LifeTime 2020 Fund ....................................................93

  LifeTime 2030 Fund ....................................................95

  LifeTime 2040 Fund ....................................................97

  LifeTime 2050 Fund ....................................................99

  LifeTime Strategic Income Fund ........................................101

  Performance Results - LifeTime Funds ..................................103


THE COSTS OF INVESTING ..................................................105

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS .........................106

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE ..........................110

PRICING OF FUND SHARES ..................................................121

PURCHASE OF FUND SHARES .................................................122

REDEMPTION OF FUND SHARES ...............................................122

EXCHANGE OF FUND SHARES .................................................123

DIVIDENDS AND DISTRIBUTIONS .............................................124

FUND ACCOUNT INFORMATION ................................................125

FINANCIAL HIGHLIGHTS ....................................................125

APPENDIX A ..............................................................148

ADDITIONAL INFORMATION ..................................................150




Principal Investors Fund                                                3
www.principal.com

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Funds.


The Core Foundation Funds are Principal Investors Funds which have been selected to meet certain criteria. First, the Manager focuses on selecting funds to provide diversification across asset classes and investment styles. Specific Funds are then identified using a proprietary scoring methodology. The Core Foundation Funds are presented in the first section of this prospectus. The second section of the prospectus contains the Additional Foundation Funds which are other Principal Investors Funds that, depending on the Manager's due diligence process, may be included in the Core Foundation Funds in the future. The third section of funds contains the LifeTime Funds - funds which allocate assets among Principal Investors Funds - each with a target retirement date.


Shares of the Funds are available to an employer's sponsored plan(s) (the "plan"). The Advisors Preferred Class is offered through this Prospectus.

  * Principal Management Corporation and Principal Life are members of The Principal Financial Group/(R)/


In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS
These sections summarize how each Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, there is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS
Because the Funds are new and have not completed a full calendar year of operations, only limited performance information is included in this Prospectus. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.


4                                                Principal Investors Fund
                                                          1-800-547-7754

FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:

 . No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.
 . Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Principal Investors Fund                                                5
www.principal.com

CORE FOUNDATION FUNDS


INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
 . companies with their principal place of business or principal office outside the U.S.;
 . companies for which the principal securities trading market is outside the
  U.S.; and
 . companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


6                                                Principal Investors Fund
                                                          1-800-547-7754

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -30.76%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.90%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.47%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              150   465   803   1,757



Principal Investors Fund                                                7
www.principal.com

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


8                                                Principal Investors Fund
                                                          1-800-547-7754

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -20.64%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.15%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    0.72%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5    10
 ADVISORS PREFERRED CLASS                                                              74   230   401   894



Principal Investors Fund                                                9
www.principal.com

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. The Fund will invest primarily in companies with market capitalizations of $10 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. markets.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.


The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


10                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -24.45%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.75%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.32%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              134   418   723   1,590



Principal Investors Fund                                               11
www.principal.com

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
 . exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
 . can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
 . appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the

Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid,

the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.


12                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -2.61%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.80%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.37%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              139   434   750   1,646



Principal Investors Fund                                               13
www.principal.com

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.


Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the

Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


14                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -32.57%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     1.10%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.67%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5     10
 ADVISORS PREFERRED CLASS                                                             170   526   907   1,976



Principal Investors Fund                                               15
www.principal.com

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases for the Fund securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


16                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -3.20%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     1.00%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.57%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              160   496   855   1,867



Principal Investors Fund                                               17
www.principal.com

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P SmallCap 600. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.
If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


18                                               Principal Investors Fund
                                                          1-800-547-7754

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -12.08%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.15%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    0.72%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5    10
 ADVISORS PREFERRED CLASS                                                              74   230   401   894



Principal Investors Fund                                               19
www.principal.com

CORE FOUNDATION FUNDS MANAGEMENT

The Sub-Advisors and Portfolio Managers (the people who are responsible for the day-to day fund management) for the Core Foundation Funds are shown below. More detailed information is found in the Management, Organization and Capital Structure section of this prospectus.


INTERNATIONAL FUND I
The Sub-Advisor is INVISTA CAPITAL MANAGEMENT, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life and an affiliate of the Manager, which was founded in 1985.

The Portfolio Manager is:
 . KURTIS D. SPIELER, CFA. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987.

LARGECAP S&P 500 INDEX FUND
The Sub-Advisor is INVISTA CAPITAL MANAGEMENT, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life and an affiliate of the Manager, which was founded in 1985.

The Portfolio Managers are:
 . ROBERT BAUR, PH.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. . RHONDA VANDERBEEK. Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992.

PARTNERS LARGECAP GROWTH FUND I
The Sub-Advisor is MORGAN STANLEY ASSET MANAGEMENT ("Morgan Stanley") that includes a broad range of portfolio management services to customers in the U.S. and abroad.

The Portfolio Managers are:
 . WILLIAM S. AUSLANDER. Mr. Auslander is a Principal of Morgan Stanley & Co,
  Incorporated and Morgan Stanley Investment Management Inc. and currently is a portfolio manager in Morgan Stanley's institutional equity group.
 . PHILIP W. FRIEDMAN. Mr. Friedman is a Manager Director of Morgan Stanley & Co,
  Incorporated and Morgan Stanley Investment Management Inc. Currently, he is head of Morgan Stanley's institution equity group.

PARTNERS LARGECAP VALUE FUND
The Sub-Advisor is ALLIANCE CAPITAL MANAGEMENT L.P. THROUGH ITS BERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT UNIT ("Bernstein").

The Portfolio Managers are:
 . MARILYN G. FEDAK, CFA. Ms. Fedak was named chief investment officer and chairman of the U.S. Equity Investment Policy Group, and was also elected to the Board of Directors, in 1993.
 . STEVEN PISARKIEWICZ. Mr. Pisarkiewicz, Chief Investment Officer, Structured
  Equity Services Senior Portfolio Manager, joined the firm as a managing director of financial advisors in 1989.

PARTNERS SMALLCAP GROWTH FUND I
The Sub-Advisor is NEUBERGER BERMAN MANAGEMENT INC. ("Neuberger Berman") an affiliate of Neuberger Berman LLC.

The Portfolio Managers are:
 . MICHAEL F. MALOUF. Mr. Malouf is a Vice President of Neuberger Berman
  Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998.
 . JENNIFER K. SILVER. Ms. Silver is a Vice President of Neuberger Berman
  Management Inc. and Managing Director of Neuberger Berman, LLC. Ms. Silver has been Director of the Growth Equity Group since 1997.


20                                               Principal Investors Fund
                                                          1-800-547-7754

PARTNERS SMALLCAP VALUE FUND
The Sub-Advisor is ARK ASSET MANAGEMENT CO. ("Ark") which is an independent employee owned investment management firm.

The Portfolio Managers are:
 . COLEMAN M. BRANDT. Mr. Brandt is Vice Chairman of Ark Asset. He joined Ark
  Asset in 1989.
 . WILLIAM G. CHARCALIS. Mr. Charcalis is Managing Director of Ark Asset. Mr.
  Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997.

SMALLCAP S&P 600 INDEX FUND
The Sub-Advisor is INVISTA CAPITAL MANAGEMENT, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life and an affiliate of the Manager, which was founded in 1985.

The Portfolio Managers are:
 . ROBERT BAUR, PH.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. . RHONDA VANDERBEEK. Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992.


Principal Investors Fund                                               21
www.principal.com

 PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.


22                                               Principal Investors Fund
                                                          1-800-547-7754

PERFORMANCE RESULTS - CORE FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH SEPTEMBER 30, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND
                        ----------------------------------------------
INTERNATIONAL FUND I
ADVISORS PREFERRED      -30.76  N/A     N/A    N/A    N/A    -28.20
Principal Capital - II
Limited Term Fixed
Income
Composite               8.45    11.69   6.25   6.81   N/A
 Lehman Brothers
 Mutual Fund 1-5
 Gov't./Credit
 Index                  8.60    11.88   6.67   7.28   6.89
 Morningstar
 Short-Term Bond
 Category               7.31    10.09   5.94   6.40   6.37


LARGECAP S&P 500 INDEX
FUND ADVISORS
PREFERRED               -20.64  N/A     N/A    N/A    N/A    -22.45
Invista S&P 500 Index
Composite               -20.75  -26.98  1.61   9.80   N/A
 S&P 500 Index
                        -20.39  -26.62  2.04   10.22  12.69
 Morningstar Large
 Blend Category         -21.83  -27.40  1.73   7.94   10.94


PARTNERS LARGECAP
GROWTH FUND I ADVISORS
PREFERRED               -24.45  N/A     N/A    N/A    N/A    -28.84
Morgan Stanley Equity
Growth SEC Composite    -24.78  -35.59  4.79   10.00  13.39
 S&P 500 Index
                        -20.39  -26.62  2.04   10.22  12.69
 Morningstar Large
 Growth Category        -33.11  -43.79  -0.14  5.82   9.57


PARTNERS LARGECAP
VALUE FUND ADVISORS
PREFERRED               -2.61   N/A     N/A    N/A    N/A    2.12
Bernstein Diversified
Value Composite         -3.60   5.50    N/A    N/A    N/A
 Russell 1000 Value
 Index                  -12.07  -8.91   5.60   11.66  13.85
 Morningstar Large
 Value Category         -13.36  -10.61  4.37   8.53   11.56


PARTNERS SMALL CAP
GROWTH FUND I ADVISORS
PREFERRED               -32.57  N/A     N/A    N/A    N/A    -29.82
Neuberger Berman Small
Cap Growth Composite    -33.22  -50.85  N/A    N/A    N/A
 Russell 2000 Growth
 Index                  -28.05  -42.59  -0.42  -1.75  5.56
 Morningstar Small
 Growth Category        -25.97  -35.74  9.80   3.98   9.80


PARTNERS SMALL CAP
VALUE FUND ADVISORS
PREFERRED               N/A     N/A     N/A    N/A    N/A    -3.20
Ark Asset Small Cap
Value Composite         1.67    16.69   19.92  15.83  N/A
 Russell 2000 Value
 Index                  -2.31   5.61    8.83   9.90   13.71
 Morningstar Small
 Value Category         -0.29   4.10    11.00  9.15   12.24


SMALL CAP S&P 600
INDEX FUND ADVISORS
PREFERRED               -12.08  N/A     N/A    N/A    N/A    -6.00
Invista Small Cap S&P
600 Index Composite     -12.35  -11.84  N/A    N/A    N/A
 S&P SmallCap 600
 Index                  -11.74  -10.64  9.25   7.75   12.28
 Morningstar Small      -9.94   -10.02  10.61  8.19   11.95
 Blend Category
                        ----------------------------------------------
                                                  ANNUAL PERFORMANCE
                                               (YEAR ENDED DECEMBER 31)


                         2000    1999   1998   1997   1996   1995   1994   1993   1992     1991
                        -------------------------------------------------------------------------
INTERNATIONAL FUND I
ADVISORS PREFERRED
Principal Capital - II  8.81    1.05    6.79   6.64   4.88
Limited Term Fixed
Income
Composite
 Lehman Brothers        8.91    2.09    7.63   7.13   4.67   12.88  -0.72  7.10   6.83   13.17
 Mutual Fund 1-5
 Gov't./Credit
 Index
 Morningstar            8.14    2.12    6.28   6.51   4.35   11.48  -0.86  6.86   6.15   13.43
 Short-Term Bond
 Category


LARGECAP S&P 500 INDEX
FUND ADVISORS
PREFERRED
Invista S&P 500 Index
Composite               -9.44   20.62   28.16  32.89  22.51  37.07  1.05
 S&P 500 Index          -9.11   21.04   28.58  33.36  22.96  37.58  1.32   10.08  7.62   30.47
 Morningstar Large      -6.97   19.72   21.95  27.43  20.37  31.99  -1.08  11.12  7.62   32.13
 Blend Category


PARTNERS LARGECAP
GROWTH FUND I ADVISORS
PREFERRED
Morgan Stanley Equity   -11.00  39.42   21.11  31.40  31.23  45.03  3.18   4.32   5.99
Growth SEC Composite
 S&P 500 Index          -9.11   21.04   28.58  33.36  22.96  37.58  1.32   10.08  7.62   30.47
 Morningstar Large      -14.09  39.72   33.56  25.00  18.95  32.27  -2.32  10.31  5.83   43.69
 Growth Category


PARTNERS LARGECAP
VALUE FUND ADVISORS
PREFERRED
Bernstein Diversified
Value Composite         13.80
 Russell 1000 Value     7.02    7.35    15.63  35.18  21.64  38.35  -1.99  18.12  13.81  24.61
 Index
 Morningstar Large      5.47    6.63    13.10  27.01  20.79  32.28  -0.81  13.25  9.89   28.51
 Value Category


PARTNERS SMALL CAP
GROWTH FUND I ADVISORS
PREFERRED
Neuberger Berman Small
Cap Growth Composite    -28.36  134.28
 Russell 2000 Growth    -22.43  1.23    12.95  11.26  31.04  -2.43  13.36  7.77   51.19  -17.14
 Index
 Morningstar Small      -5.71   61.45   4.49   18.19  19.99  35.44  -0.28  16.70  11.99  53.64
 Growth Category


PARTNERS SMALL CAP
VALUE FUND ADVISORS
PREFERRED
Ark Asset Small Cap
Value Composite         33.67   6.05    -1.89  32.41  24.03  33.78
 Russell 2000 Value     22.83   -1.49   -6.45  31.78  21.37  25.75  -1.27  23.84  29.14  41.70
 Index
 Morningstar Small      16.98   4.49    -6.99  30.04  25.53  25.13  -0.81  16.72  20.29  37.19
 Value Category


SMALL CAP S&P 600
INDEX FUND ADVISORS
PREFERRED
Invista Small Cap S&P
600 Index Composite     10.17
 S&P SmallCap 600       11.80   12.40   -1.31  25.58  21.32  29.97  -4.77  18.78  21.04  48.49
 Index
 Morningstar Small      12.84   18.18   -3.64  26.12  19.66  25.51  -0.97  16.65  14.39  39.57
 Blend Category         -------------------------------------------------------------------------




Principal Investors Fund                                               23
www.principal.com

 ADDITIONAL FOUNDATION FUNDS


BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

MAIN STRATEGIES
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.


Principal Capital - II serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when Principal Capital - II thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


MAIN RISKS
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Because the Fund invests in both stocks and bonds, the Fund may under-perform stock funds when stocks are in favor and under-perform bond funds when bonds are in favor. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.


24                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -10.55%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS

 Management Fees...................     0.50%

 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES
                                        1.07%

  *Other Expenses:
    Service Fee
                                        0.17%
    Administrative Service Fee
                                        0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              109   340   590   1,306



Principal Investors Fund                                               25
www.principal.com

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:
 . securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
 . mortgage-backed securities representing an interest in a pool of mortgage loans;
 . debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
 . securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
 . preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
 . securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal
Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.


Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.


26                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is 7.58%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.55%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.12%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              114   356   617   1,363



Principal Investors Fund                                               27
www.principal.com

CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

MAIN STRATEGIES
The Fund pursues its investment objective by investing in a diversified portfolio of investment grade fixed-income securities, money market instruments, futures, options and other instruments and by entering into contracts ("wrapper agreements") with financial institutions, such as banks and insurance companies. Under most circumstances and over most time periods, the combination of portfolio securities and wrapper agreements is expected to provide:
 . a constant net asset value per share, and . a rate of return that is higher than most money market mutual funds.
However, there is no guarantee that either of these goals will be achieved.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities of short to intermediate term maturities rated, at the time of purchase, in one of the top four categories by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, are of comparable quality. In the event that a particular security is downgraded after purchase, Principal Capital - II will determine if it should be maintained in the portfolio or sold. Under normal circumstances, the Fund will not maintain more than 5% of its assets in non-investment grade fixed-income securities.


The rest of the Fund's assets are invested in: cash or other liquid assets; futures contracts; repurchase agreements; swap agreements; options; when-issued securities; delayed delivery securities; and wrapper agreements. Principal Capital - II may also use certain financing techniques such as reverse repurchase agreements. Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The average portfolio duration of the Fund normally ranges from 2 to 4 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change in 1% of the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


MAIN RISKS
All fixed-income securities have certain risks:
 . credit risk - the possibility that the issuer does not make timely payments of principle or interest;
 . interest rate risk - the possibility that the price of the security fluctuates due to changing interest rates; and
 . income risk - the possibility that the Fund's income will decline when its assets are reinvested when market interest rates are falling.

The value of the securities owned by the Fund fluctuates based on these risks. Principal Capital - II attempts to manage the Fund's assets to minimize these risks. In addition, the Fund invests in wrapper agreements. It is expected that under normal circumstances, the value of the wrapper agreements will fluctuate in inverse proportion to the fluctuations in the value of the securities owned by the Fund. However, there is no assurance that the Fund will be able to maintain a stable value per share.


A wrapper agreement is a contract that, under specified circumstances, requires that the wrap provider maintain a stable book value on a portion of the Fund's assets. The book value of those assets is: purchase price of the assets plus interest on those assets at a crediting rate specified in the wrapper agreement less an adjustment for impaired investments.


The Fund pays premiums to purchase wrapper agreements. These costs may reduce the Fund's investment return as compared to the return on a direct investment in the securities owned by the Fund. The wrapper may not protect the Fund if:
 . an issuer of a portfolio security defaults on payment of principal or interest;
 . the issuer of a wrapper agreement defaults on its obligations;


28                                               Principal Investors Fund
                                                          1-800-547-7754

 . the Fund is not able to obtain a wrapper agreement for all assets it owns; or . the Board of Directors determines that a wrapper agreement should be valued at a lower value than would be sufficient to maintain the Fund's stable value per share.
Any of these circumstances could result in a decline in the net asset value of a share of the Fund. Principal Capital - II may use various investment techniques to reduce the Fund's risks, but there is no guarantee that the strategies will work as intended.

The Fund is not a money market fund. Assets of the Fund have longer average maturities than those of a money market fund. Because a money market fund has a shorter average maturity, its yield more closely tracks current market rates than the Fund's. In a rising interest rate environment, a money market fund's yield will rise more quickly than that of the Fund. However, in a falling interest rate environment, the money market's yield may fall more quickly than the Fund's. Over the long-term, fixed-income securities such as those purchased by the Fund have historically offered higher yields than short-term investments.


The nature of the Fund's investments - particularly the wrapper agreements - is intended to stabilize the value per share. However, as with all mutual funds, the value of the Fund's shares may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market funds over most time periods. It is not in itself a balanced investment plan.

Investors should consider their investment objective and tolerance for risk when making an investment decision. A plan offering investments in the Fund must impose certain restrictions on the ability of a plan participant to exchange shares for similar investment options.


As the inception date of the Fund is June 2001, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is 1.16%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                                                   ADVISORS
                                                                   PREFERRED
 Management Fees..................                                   0.52%
 12b-1 Fees.......................                                   0.31
 Wrapper Agreement Premiums.......                                   0.12
 Other Expenses* ..................                                  0.26
                                                                     ----
             TOTAL FUND OPERATING EXPENSES                           1.21%
 Wrapper Expense Reimbursement** ..                                  0.04
                                                                     ----
                              NET EXPENSES                           1.17%
 * Other Expenses:
    Service Fee                                                      0.17%
    Administrative Service Fee                                       0.09
 **
  The Manager has contractually agreed to pay up to 0.04% of the wrapper agreement premiums for the Fund for an indefinite period to insure that the Net Expenses for the Advisors Preferred class will not exceed 1.17%. The Board of Directors may terminate this expense reimbursement arrangement at any time.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              119   372   644   1,420



Principal Investors Fund                                               29
www.principal.com

EUROPEAN FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT, having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in European securities. These include securities of:
 . companies organized under the laws of European countries;
 . companies for which the principal securities trading market is in a European country; and
 . companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
 . rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
 . maintaining global coverage within the universe of investment choices; and . maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product


30                                               Principal Investors Fund
                                                          1-800-547-7754
lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -29.58%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     1.00%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.57%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------
                                          1     3     5     10
 ADVISORS PREFERRED CLASS              160   496   855   1,867



Principal Investors Fund                                               31
www.principal.com

GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its assets) in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal Capital - II, to be of equivalent quality.

The Fund relies on the professional judgment of Principal Capital - II to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal Capital - II is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal Capital - II believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.


32                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is 6.87%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.40%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    0.97%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5     10
 ADVISORS PREFERRED CLASS                                                              99   309   536   1,190



Principal Investors Fund                                               33
www.principal.com

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
 . securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
 . mortgage-backed securities representing an interest in a pool of mortgage loans;
 . debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
 . securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
 . common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
 . securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.


34                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is 7.49%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.40%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    0.97%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5     10
 ADVISORS PREFERRED CLASS                                                              99   309   536   1,190



Principal Investors Fund                                               35
www.principal.com

HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:
 . securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
 . mortgage-backed securities representing an interest in a pool of mortgage loans;
 . debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
 . securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
 . common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
 . securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally is greater than six years and is based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.


36                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is 6.14%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.40%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    0.97%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5     10
 ADVISORS PREFERRED CLASS                                                              99   309   536   1,190



Principal Investors Fund                                               37
www.principal.com

HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in high quality, short-term fixed-income securities. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
 . securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
 . debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
 . mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect Principal Capital - II's judgment regarding the likelihood of the security being called or prepaid.


The average portfolio duration of the Fund normally is less than three years and is based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.


38                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is 7.85%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.40%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    0.97%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5     10
 ADVISORS PREFERRED CLASS                                                              99   309   536   1,190



Principal Investors Fund                                               39
www.principal.com

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
 . companies with their principal place of business or principal office in emerging market countries;
 . companies for which the principal securities trading market is an emerging market country; or
 . companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.
If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


40                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -24.14%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     1.35%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.92%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3      5     10
 ADVISORS PREFERRED CLASS                                                             195   603   1,037  2,243



Principal Investors Fund                                               41
www.principal.com

INTERNATIONAL FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
 . companies with their principal place of business or principal offices outside the U.S.;
 . companies for which the principal securities trading market is outside the
  U.S.; or
 . companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
 . business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
 . quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
 . business valuation - determining the private market or "true business value" of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


42                                               Principal Investors Fund
                                                          1-800-547-7754

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -27.15%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees....................    1.00%
 12b-1 Fees.........................    0.31
 Other Expenses*....................    0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.57%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              160   496   855   1,867



Principal Investors Fund                                               43
www.principal.com

INTERNATIONAL SMALLCAP FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
 . companies with their principal place of business or principal office outside the U.S.;
 . companies for which the principal securities trading market is outside the
  U.S.; and
 . companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Invista, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the

Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid,

the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


44                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -31.47%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     1.20%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.77%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5     10
 ADVISORS PREFERRED CLASS                                                             180   557   959   2,084



Principal Investors Fund                                               45
www.principal.com

LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


46                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -23.62%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.45%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.02%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              104   325   563   1,248



Principal Investors Fund                                               47
www.principal.com

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


48                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -33.70%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.55%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.12%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              114   356   617   1,363



Principal Investors Fund                                               49
www.principal.com

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. The Fund is managed with bottom-up fundamental stock selection discipline that focuses on four key elements:
 . determination that a stock is selling below its fair market value;
 . early recognition of changes in a company's underlying fundamentals;
 . evaluation of the sustainability of fundamental changes; and . by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.
The Fund's performance is driven by fundamental stock selection skills that utilize a systematic investment process designed to identify a superior pool of stocks to analyze.

Invista focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the

Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid,

the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.


50                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -13.45%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                          ADVISORS
                                          PREFERRED
                                            CLASS
 Management Fees...................         0.45%
 12b-1 Fees........................         0.31
 Other Expenses*...................         0.26
                                            ----
           TOTAL FUND OPERATING EXPENSES    1.02%
 * Other Expenses:
    Service Fee                             0.17%
    Administrative Service Fee              0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              104   325   563   1,248



Principal Investors Fund                                               51
www.principal.com

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


52                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -12.04%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.65%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.22%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              124   387   670   1,477



Principal Investors Fund                                               53
www.principal.com

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


54                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -44.87%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees....................    0.65%
 12b-1 Fees.........................    0.31
 Other Expenses*....................    0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.22%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              124   387   670   1,477



Principal Investors Fund                                               55
www.principal.com

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P MidCap 400. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.
If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


56                                               Principal Investors Fund
                                                          1-800-547-7754

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -16.21%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees....................    0.15%
 12b-1 Fees.........................    0.31
 Other Expenses*....................    0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    0.72%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5    10
 ADVISORS PREFERRED CLASS                                                              74   230   401   894



Principal Investors Fund                                               57
www.principal.com

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.


58                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -7.40%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.65%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.22%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              124   387   670   1,477



Principal Investors Fund                                               59
www.principal.com

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal Capital - II, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
 . to take advantage of market variations;
 . to generate cash to cover sales of Fund shares by its shareholders; or . upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
 . securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
 . securities issued or guaranteed by agencies or instrumentalities of the U.S.
  Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
 . bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
 . commercial paper, which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
 . corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
 . repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
 . taxable municipal obligations, which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations, which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.


60                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is 2.98%. For the current 7-day yield, call 1-800-547-7754.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.40%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    0.97%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5     10
 ADVISORS PREFERRED CLASS                                                              99   309   536   1,190



Principal Investors Fund                                               61
www.principal.com

PACIFIC BASIN FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including
Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
 . companies organized under the laws of Pacific Basin countries;
 . companies for which the principal securities trading market is in a Pacific
  Basin country; and
 . companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.


The global equity investment philosophy of BT, the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
 . rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
 . maintaining global coverage within the universe of investment choices; and . maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


62                                               Principal Investors Fund
                                                          1-800-547-7754

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.

If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -26.90%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     1.00%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.57%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              160   496   855   1,867



Principal Investors Fund                                               63
www.principal.com

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor, Federated, believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in companies with large market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, Federated looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.


Using its own quantitative process, Federated rates the future performance potential of companies. It evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk that is the possibility that a certain sector may under-perform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


64                                               Principal Investors Fund
                                                          1-800-547-7754

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -14.67%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.75%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.32%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              134   418   723   1,590



Principal Investors Fund                                               65
www.principal.com

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of large capitalization companies. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.


Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


66                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -28.51%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS

 Management Fees...................   1.00%

 12b-1 Fees........................   0.31
 Other Expenses*...................   0.26
                                      ----
       TOTAL FUND OPERATING EXPENSES
                                      1.57%

  *Other Expenses:
    Service Fee
                                      0.17%
    Administrative Service Fee
                                      0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              160   496   855   1,867



Principal Investors Fund                                               67
www.principal.com

PARTNERS MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Market capitalization is defined as total market value of a company's outstanding stock.

Morgan Stanley, the Sub-Advisor, employs a strategy that uses a multi-factor approach to construct portfolios. This approach allows Morgan Stanley to strike a balance between the valuation of a company's shares and its long-term growth prospects. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Morgan Stanley seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within plus or minus 5% of the S&P MidCap 400 Index. The Fund may invest up to 25% of its assets in securities of foreign corporations.


Value Investing - Morgan Stanley analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. Morgan Stanley determines value using a variety of measures, including stock price/earnings and stock price/sales ratios. Value stocks generally pay dividends, but Morgan Stanley may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, Morgan Stanley considers factors such as high valuation relative to other investment opportunities.


Growth Investing - Morgan Stanley focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, Morgan Stanley emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating short or long-term earnings growth projections.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


68                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -17.50%.

Fees and Expenses as a % of average daily net assets

  Fund Operating Expenses

                                    Advisors
                                   Preferred
                                     Class
 Management Fees.................    1.00%
 12b-1 Fees......................    0.31
 Other Expenses*.................    0.26
                                     ----
    Total Fund Operating Expenses    1.57%
 * Other Expenses:
     Service Fee                     0.17%
     Administrative Service Fee      0.09

Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              160   496   855   1,867



Principal Investors Fund                                               69
www.principal.com

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with market capitalizations between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


70                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -42.30%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees....................    1.00%
 12b-1 Fees.........................    0.31
 Other Expenses*....................    0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.57%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              160   496   855   1,867



Principal Investors Fund                                               71
www.principal.com

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its total assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. The Fund may continue to hold or add to a position in a stock after it has grown beyond $10 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
 . strong fundamentals, such as a company's financial, operational and competitive positions;
 . consistent cash flow; and
 . a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


72                                               Principal Investors Fund
                                                          1-800-547-7754

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -11.30%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees....................    1.00%
 12b-1 Fees.........................    0.31
 Other Expenses*....................    0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.57%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              160   496   855   1,867



Principal Investors Fund                                               73
www.principal.com

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities of companies offering superior prospects for earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with small market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Using its own quantitative process, the Sub-Advisor, Federated, rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index. Accordingly, the prices of the stocks held by the Fund may, under certain market conditions, be more volatile than the prices of stocks selected using a less aggressive approach.


The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Federated may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


74                                               Principal Investors Fund
                                                          1-800-547-7754

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the

Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -38.87%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees....................    1.00%
 12b-1 Fees.........................    0.31
 Other Expenses*....................    0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.57%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              160   496   855   1,867



Principal Investors Fund                                               75
www.principal.com

REAL ESTATE FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES
The Fund invests primarily in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
 . equity REITs, which primarily own property and generate revenue from rental income;
 . mortgage REITs, which invest in real estate mortgages; and . hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal Capital - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
 . declines in the value of real estate
 . risks related to general and local economic conditions
 . dependency on management skills
 . heavy cash flow dependency
 . possible lack of available mortgage funds
 . overbuilding
 . extended vacancies in properties
 . increases in property taxes and operating expenses
 . changes in zoning laws
 . expenses incurred in the cleanup of environmental problems
 . casualty or condemnation losses
 . changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
 . are dependent upon management skills and might not be diversified;
 . are subject to cash flow dependency and defaults by borrowers; and . could fail to qualify for tax-free pass-through of income under the Internal
  Revenue Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Foreign securitiess carry risks that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


76                                               Principal Investors Fund
                                                          1-800-547-7754

INVESTOR PROFILE
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is 4.05%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.85%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.42%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              145   449   776   1,702



Principal Investors Fund                                               77
www.principal.com

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


78                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -9.47%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.75%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.32%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              134   418   723   1,590



Principal Investors Fund                                               79
www.principal.com

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the

Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


80                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -24.47%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.75%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.32%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              134   418   723   1,590



Principal Investors Fund                                               81
www.principal.com

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. Up to 25% of Fund assets may be invested in foreign securities.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Invista, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


82                                               Principal Investors Fund
                                                          1-800-547-7754

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -4.45%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees...................     0.75%
 12b-1 Fees........................     0.31
 Other Expenses*...................     0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.32%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              134   418   723   1,590



Principal Investors Fund                                               83
www.principal.com

TECHNOLOGY FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT, believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

BT selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
 . business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
 . quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
 . business valuation - determining the private market or "true business value" of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In


84                                               Principal Investors Fund
                                                          1-800-547-7754
addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments. In addition, an investor must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

As the inception date of the Fund is December 2000, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -42.78%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      ADVISORS
                                      PREFERRED
                                        CLASS
 Management Fees....................    1.00%
 12b-1 Fees.........................    0.31
 Other Expenses*....................    0.26
                                        ----
       TOTAL FUND OPERATING EXPENSES    1.57%
 * Other Expenses:
    Service Fee                         0.17%
    Administrative Service Fee          0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              160   496   855   1,867



Principal Investors Fund                                               85
www.principal.com

 PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.


86                                               Principal Investors Fund
                                                          1-800-547-7754

PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                  AVERAGE ANNUAL PERFORMANCE
                                 (THROUGH SEPTEMBER 30, 2001)

                                                                LIFE
                         YTD     1 YR    3 YR    5 YR   10 YR  OF FUND
                        ------------------------------------------------
BALANCED FUND ADVISORS
PREFERRED               -10.55  N/A     N/A     N/A     N/A    -10.97
Invista Balanced                                                        -
Composite               -7.22   -7.33   2.24    6.93    9.61
Principal Capital - II
Multi Sector Fixed
Income
Composite               8.71    13.46   6.70    8.22    8.16
 S&P 500 Index
                        -20.39  -26.62  2.04    10.22   12.69
 Lehman Brothers
 Aggregate Bond Index   8.39    12.95   6.38    8.05    7.75
 Morningstar Domestic
 Hybrid Category        -9.23   -10.21  3.35    6.70    8.94


BOND & MORTGAGE
SECURITIES FUND
 ADVISORS PREFERRED
                        7.58    N/A     N/A     N/A     N/A    8.93
Principal Capital - II
Multi Sector Fixed
Income
Composite               8.71    13.46   6.70    8.22    8.16
 Lehman Brothers
 Aggregate Bond Index   8.39    12.95   6.38    8.05    7.75
 Morningstar
 Intermediate-Term
 Bond Category          7.39    11.28   5.21    6.90    7.25


CAPITAL PRESERVATION
FUND ADVISORS
PREFERRED               N/A     N/A     N/A     N/A     N/A    1.16
 Lehman Brothers
 Mutual Fund U.S.
 Government 1-3
 Year Index             7.70    10.67   6.52    6.87    6.40
 Morningstar
 Short-Term Bond
 Category               7.31    10.09   5.94    6.40    6.37


EUROPEAN FUND ADVISORS
PREFERRED               -29.58  N/A     N/A     N/A     N/A    -26.40
                                                                        -
BT European Composite   -30.54  -31.41  -1.98   10.89   N/A
 MSCI Europe (15)
 Index-ND               -27.46  -26.02  -2.94   6.07    8.88
 Morningstar Europe
 Stock Category         -28.55  -30.10  0.21    4.68    7.80


GOVERNMENT SECURITIES
FUND ADVISORS
PREFERRED               6.87    N/A     N/A     N/A     N/A    7.90
Principal Capital - II
Mortgage Backed
Securities
Composite               7.63    11.80   6.33    7.94    7.46
 Lehman Brothers
 Mortgage Backed
 Securities Index       8.15    12.34   7.26    8.08    7.55
 Morningstar
 Intermediate
 Government Category    7.31    11.71   5.53    7.00    6.82


HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS PREFERRED
                        7.49    N/A     N/A     N/A     N/A    8.86
Principal Capital - II
Multi Sector High
Quality Fixed
Income Composite        8.51    12.80   6.35    N/A     N/A
 Lehman Brothers
 Aggregate Bond Index   8.39    12.95   6.38    8.05    7.75
 Morningstar
 Intermediate-Term
 Bond Category          7.39    11.28   5.21    6.90    7.25


HIGH QUALITY LONG-TERM
BOND FUND
  ADVISORS PREFERRED
                        6.14    N/A     N/A     N/A     N/A    7.94
Principal Capital - II
Long Term Fixed Income
Composite               8.82    15.06   4.04    N/A     N/A
 Lehman Brothers Long
 Term Gov't./Credit
 Bond Index             7.36    13.81   4.74    9.07    9.11
 Morningstar Long-Term
 Bond Category          6.89    10.57   4.39    6.75    7.61


HIGH QUALITY
SHORT-TERM BOND FUND
 ADVISORS PREFERRED
                        7.85    N/A     N/A     N/A     N/A    9.02
Principal Capital - II
Limited Term Fixed
Income
Composite               8.45    11.69   6.25    6.81    N/A
 Lehman Brothers
 Mutual Fund 1-5
 Gov't./Credit Index    8.60    11.88   6.67    7.28    6.89
 Morningstar
 Short-Term Bond
 Category               7.31    10.09   5.94    6.40    6.37


INTERNATIONAL EMERGING
MARKETS FUND
 ADVISORS PREFERRED
                        -24.14  N/A     N/A     N/A     N/A    -24.96
Invista International
Emerging Markets
Equity
Composite               -24.48  -34.95  0.05    -4.00   N/A
 MSCI Emerging Markets
 Free Index-ID          -24.69  -34.88  -0.46   -12.16  N/A
 Morningstar
 Diversified Emerging
 Markets Category       -22.58  -32.42  1.69    -8.95   -1.90


INTERNATIONAL FUND II
ADVISORS PREFERRED      -27.15  N/A     N/A     N/A     N/A    -27.43
BT International
Equity Composite        -27.34  N/A     N/A     N/A     N/A
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -26.72  -28.69  -1.23   -0.19   3.91
 Morningstar Foreign
 Stock Category         -28.17  -31.71  0.47    1.39    5.50


INTERNATIONAL SMALLCAP
FUND ADVISORS
PREFERRED               -31.47  N/A     N/A     N/A     N/A    -30.53
Invista International
Small Cap Equity
Composite               -31.49  -38.66  8.86    11.23   N/A
 Salomon Smith Barney
 DISC less than $2
 Billion
 Index                  -19.03  -24.12  1.48    -3.83   1.58
 Morningstar Foreign
 Stock Category         -28.17  -31.71  0.47    1.39    5.50


LARGECAP BLEND
ADVISORS PREFERRED      -23.62  N/A     N/A     N/A     N/A    -25.08
Invista Large Cap
Blend Composite         -24.23  -30.60  -5.53   4.47    N/A
 S&P 500 Index
                        -20.39  -26.62  2.04    10.22   12.69
 Morningstar Large
 Blend Category         -21.83  -27.40  1.73    7.94    10.94


LARGECAP GROWTH FUND
ADVISORS PREFERRED      -33.70  N/A     N/A     N/A     N/A    -38.11
Invista Large Cap
Quality Growth
Composite               -34.78  -45.84  N/A     N/A     N/A
 Russell 1000 Growth
 Index                  -30.89  -45.64  -3.28   6.50    10.57
 Morningstar Large
 Growth Category        -33.11  -43.79  -0.14   5.82    9.57


LARGECAP VALUE
ADVISORS PREFERRED      -13.45  N/A     N/A     N/A     N/A    -10.71
Invista Large Cap
Value Composite         -14.63  -10.85  -1.49   6.31    N/A
 S&P/Barra 500 Value
 Index                  -18.22  -16.89  4.72    9.79    12.67
 Morningstar Large
 Value Category         -13.36  -10.61  4.37    8.53    11.56


MIDCAP BLEND FUND
ADVISORS PREFERRED      -12.04  N/A     N/A     N/A     N/A    -8.24
Invista Mid Cap Blend                                                   -
Composite               -12.06  -10.11  9.60    9.02    11.82
 S&P MidCap 400 Index
                        -15.76  -19.00  13.32   13.66   14.44
 Morningstar Mid-Cap
 Blend Category         -17.60  -20.98  7.68    7.71    11.53


MIDCAP GROWTH FUND
ADVISORS PREFERRED      -44.87  N/A     N/A     N/A     N/A    -46.88
Invista Mid Cap Growth
Composite               -47.47  -56.17  4.30    1.66    N/A
 Russell Midcap Growth
 Index                  -37.16  -51.77  2.00    4.51    9.72
 Morningstar Mid-Cap
 Growth Category        -34.39  -45.52  6.53    4.28    9.57


MIDCAP S&P 400 INDEX
FUND ADVISORS
PREFERRED               -16.21  N/A     N/A     N/A     N/A    -13.45
Invista S&P 400 Index
Composite               -16.12  -19.46  N/A     N/A     N/A
 S&P MidCap 400 Index
                        -15.76  -19.00  13.32   13.66   14.44
 Morningstar Mid-Cap
 Blend Category         -17.60  -20.98  7.68    7.71    11.53


MIDCAP VALUE FUND
ADVISORS PREFERRED      -7.40   N/A     N/A     N/A     N/A    -2.31
Invista Mid Cap Value
Composite               -7.29   -4.66   0.98    6.45    10.29
 S&P MidCap 400/Barra
 Value Index            -6.45   2.26    12.16   13.39   N/A
 Morningstar Mid-Cap
 Value Category         -6.52   -0.29   10.68   10.08   12.98


MONEY MARKET FUND
ADVISORS PREFERRED      2.98    N/A     N/A     N/A     N/A    3.40
Principal Capital - II
Money Market Composite  3.62    5.29    5.26    5.21    4.61


PACIFIC BASIN FUND
ADVISORS PREFERRED      -26.90  N/A     N/A     N/A     N/A    -34.23
BT Pacific Basin
Composite               -25.32  -39.01  13.36   -3.24   N/A
 MSCI Pacific Free
 Index-ND               -24.92  -34.38  3.32    -9.17   -2.34
 Morningstar
 Diversified
 Pacific/Asia Stock
 Category               -26.96  -37.87  4.01    -8.47   1.05


PARTNERS LARGECAP
BLEND FUND ADVISORS
PREFERRED               -14.67  N/A     N/A     N/A     N/A    -13.02
Federated Core Equity
Composite               -13.22  -20.66  14.69   15.21   N/A
 S&P 500 Index
                        -20.39  -26.62  2.04    10.22   12.69
 Morningstar Large
 Blend Category         -21.83  -27.40  1.73    7.94    10.94


PARTNERS LARGECAP
GROWTH FUND II
 ADVISORS PREFERRED
                        -28.51  N/A     N/A     N/A     N/A    -32.70
American Century
Growth Composite        -29.04  -40.93  -0.62   8.22    9.05
 Russell 1000 Growth
 Index                  -30.89  -45.64  -3.28   6.50    10.57
 Morningstar Large
 Growth Category        -33.11  -43.79  -0.14   5.82    9.57


PARTNERS MIDCAP BLEND
ADVISORS PREFERRED      N/A     N/A     N/A     N/A     N/A    -17.50
Morgan Stanley Mid Cap
Value SEC Composite     -19.67  -21.38  9.66    14.60   N/A
 S&P MidCap 400 Index
                        -15.76  -19.00  13.32   13.66   14.44
 Morningstar Mid-Cap
 Blend Category         -17.60  -20.98  7.68    7.71    11.53


PARTNERS MIDCAP GROWTH
FUND ADVISORS
PREFERRED               -42.30  N/A     N/A     N/A     N/A    -44.88
Turner Midcap Growth
Equity Composite        -12.91  -58.87  -14.43  17.03   N/A
 Russell Midcap Growth
 Index                  -37.16  -51.77  2.00    4.51    9.72
 Morningstar Mid-Cap
 Growth Category        -34.39  -45.52  6.53    4.28    9.57


PARTNERS MIDCAP VALUE
FUND ADVISORS
PREFERRED               -11.30  N/A     N/A     N/A     N/A    -5.58
Neuberger Berman Mid
Cap Value Composite     -11.79  -6.06   11.56   10.15   13.58
 Russell Midcap Value
 Index                  -8.65   -0.02   7.29    10.77   13.83
 Morningstar Mid-Cap
 Value Category         -6.52   -0.29   10.68   10.08   12.98


PARTNERS SMALLCAP
GROWTH FUND II
 ADVISORS PREFERRED
                        -38.87  N/A     N/A     N/A     N/A    -46.31
Federated Small Cap
Growth Equity
Composite               -35.49  -63.93  -2.15   N/A     N/A
 S&P SmallCap
 600/Barra Growth
 Index                  -17.79  -23.11  6.44    3.49    N/A
 Morningstar Small
 Growth Category        -25.97  -35.74  9.80    3.98    9.80


REAL ESTATE FUND
ADVISORS PREFERRED      4.05    N/A     N/A     N/A     N/A    7.65
Principal Capital -
REI Real Estate
Composite               -3.13   8.68    10.24   N/A     N/A
 Morgan Stanley REIT
 Index                  7.52    11.62   8.39    8.99    N/A
 Morningstar Specialty
 - Real Estate
 Category               3.84    7.38    8.17    8.39    10.03


SMALLCAP BLEND FUND
ADVISORS PREFERRED      -9.47   N/A     N/A     N/A     N/A    -4.09
Invista Small Company                                                   -
Blend Composite         -19.16  -30.54  6.93    N/A     N/A
 Russell 2000 Index
                        -15.36  -21.20  5.00    4.54    10.00
 Morningstar Small
 Blend Category         -9.94   -10.02  10.61   8.19    11.95


SMALLCAP GROWTH
ADVISORS PREFERRED      -24.47  N/A     N/A     N/A     N/A    -27.62
Invista Small Company
Growth Composite        -26.21  -48.24  1.53    1.29    N/A
 Russell 2000 Growth
 Index                  -28.05  -42.59  -0.42   -1.75   5.56
 Morningstar Small
 Growth Category        -25.97  -35.74  9.80    3.98    9.80


SMALLCAP VALUE FUND
ADVISORS PREFERRED      -4.45   N/A     N/A     N/A     N/A    1.83
Invista Small Cap
Value Composite         -5.37   1.73    2.58    5.50    N/A
 Russell 2000 Value
 Index                  -2.31   5.61    8.83    9.90    13.71
 Morningstar Small
 Value Category         -0.29   4.10    11.00   9.15    12.24


TECHNOLOGY ADVISORS
PREFERRED               -42.78  N/A     N/A     N/A     N/A    -49.90
BT Technology
Composite               -43.79  N/A     N/A     N/A     N/A
 MSCI Global
 Technology and
 Telecommunications
 Index                  -39.59  N/A     N/A     N/A     N/A
 Morningstar Specialty
 - Technology Category  -54.53  -69.63  0.20    3.63    15.82


                        ------------------------------------------------
                                                   ANNUAL PERFORMANCE
                                                (YEAR ENDED DECEMBER 31)


                         2000    1999    1998    1997   1996   1995   1994   1993    1992    1991
                        ---------------------------------------------------------------------------
BALANCED FUND ADVISORS
PREFERRED
Invista Balanced        -6.47   2.20    12.17   20.03   10.69  26.88  -1.83  14.25  10.79   27.19
Composite
Principal Capital - II  12.00   -0.57   7.97    10.16   3.94   18.41  -2.05  10.67  8.25    15.89
Multi Sector Fixed
Income
Composite
 S&P 500 Index          -9.11   21.04   28.58   33.36   22.96  37.58  1.32   10.08  7.62    30.47
 Lehman Brothers        11.53   -0.82   8.69    9.65    3.63   18.47  -2.92  9.75   7.40    16.00
 Aggregate Bond Index
 Morningstar Domestic   2.06    8.24    12.50   18.24   13.07  24.87  -2.56  12.07  8.22    23.87
 Hybrid Category


BOND & MORTGAGE
SECURITIES FUND
 ADVISORS PREFERRED

Principal Capital - II  12.00   -0.57   7.97    10.16   3.94   18.41  -2.05  10.67  8.25    15.89
Multi Sector Fixed
Income
Composite
 Lehman Brothers        11.63   -0.82   8.69    9.65    3.63   18.47  -2.92  9.75   7.40    16.00
 Aggregate Bond Index
 Morningstar            9.45    -1.22   7.42    8.76    3.30   17.35  -3.73  10.39  7.20    16.62
 Intermediate-Term
 Bond Category


CAPITAL PRESERVATION
FUND ADVISORS
PREFERRED
 Lehman Brothers        8.17    2.97    6.97    6.65    5.08   10.84  0.82   5.39   6.25    11.68
 Mutual Fund U.S.
 Government 1-3
 Year Index
 Morningstar            8.14    2.12    6.28    6.51    4.35   11.48  -0.86  6.86   6.15    13.43
 Short-Term Bond
 Category


EUROPEAN FUND ADVISORS
PREFERRED

BT European Composite   -15.51  33.95   30.86   26.33   41.31  9.36   8.49   43.12
 MSCI Europe (15)       -8.39   15.89   28.53   23.80   21.09  21.62  2.28   29.28  -4.71   13.11
 Index-ND
 Morningstar Europe     -6.58   26.11   21.56   18.42   24.99  16.26  2.52   28.15  -6.82   7.47
 Stock Category


GOVERNMENT SECURITIES
FUND ADVISORS
PREFERRED
Principal Capital - II  11.08   0.22    7.62    9.97    3.90   19.10  -4.41  9.21   6.13    16.81
Mortgage Backed
Securities
Composite
 Lehman Brothers        11.18   1.85    6.97    9.49    5.36   16.80  -1.61  6.84   6.96    15.72
 Mortgage Backed
 Securities Index
 Morningstar            -6.97   19.72   21.95   27.43   20.37  31.99  -1.08  11.12  7.62    32.13
 Intermediate
 Government Category


HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS PREFERRED

Principal Capital - II  10.71   -0.57   8.28    9.32
Multi Sector High
Quality Fixed
Income Composite
 Lehman Brothers        11.63   -0.82   8.69    9.65    3.63   13.47  -2.92  9.75   7.40    16.00
 Aggregate Bond Index
 Morningstar            9.45    -1.22   7.42    8.76    3.30   17.35  -3.73  10.39  7.20    16.62
 Intermediate-Term
 Bond Category


HIGH QUALITY LONG-TERM
BOND FUND
  ADVISORS PREFERRED

Principal Capital - II  10.40   -7.41   10.39   4.85
Long Term Fixed Income
Composite
 Lehman Brothers Long   16.18   -7.64   11.76   14.52   0.13   29.93  -7.10  16.17  8.53    19.53
 Term Gov't./Credit
 Bond Index
 Morningstar Long-Term  9.26    -2.78   6.51    10.53   3.54   21.33  -6.13  13.34  7.98    17.15
 Bond Category


HIGH QUALITY
SHORT-TERM BOND FUND
 ADVISORS PREFERRED

Principal Capital - II  8.81    1.05    6.79    6.64    4.88
Limited Term Fixed
Income
Composite
 Lehman Brothers        8.91    2.09    7.63    7.13    4.67   12.88  -0.72  7.10   6.83    13.17
 Mutual Fund 1-5
 Gov't./Credit Index
 Morningstar            8.14    2.12    6.28    6.51    4.35   11.48  -0.86  6.86   6.15    13.43
 Short-Term Bond
 Category


INTERNATIONAL EMERGING
MARKETS FUND
 ADVISORS PREFERRED

Invista International   -28.63  63.25   -17.59  11.38   25.57  7.46
Emerging Markets
Equity
Composite
 MSCI Emerging Markets
 Free Index-ID          -31.86  63.70   -27.52  -13.41  3.92   -6.95  -8.67  71.26
 Morningstar            -31.11  71.86   -27.03  -3.68   13.35  -3.45  -9.27  73.26  0.26    18.10
 Diversified Emerging
 Markets Category


INTERNATIONAL FUND II
ADVISORS PREFERRED
BT International
Equity Composite
 MSCI EAFE (Europe,     -14.17  26.96   20.00   1.78    6.05   11.21  7.78   32.56  -12.17  12.13
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -15.66  44.49   13.00   5.43    12.39  9.82   -0.40  36.71  -4.54   13.07
 Stock Category


INTERNATIONAL SMALLCAP
FUND ADVISORS
PREFERRED
Invista International   -11.70  86.79   19.24   15.62   40.53  3.61
Small Cap Equity
Composite
 Salomon Smith Barney   -8.34   25.25   5.92    -16.82  8.79   5.41   7.07   35.26  -13.02  8.08
 DISC less than $2
 Billion
 Index
 Morningstar Foreign    -15.66  44.49   13.00   5.43    12.39  9.82   -0.40  36.71  -4.54   13.07
 Stock Category


LARGECAP BLEND
ADVISORS PREFERRED
Invista Large Cap
Blend Composite         -12.12  9.57    24.70   29.66   24.35
 S&P 500 Index          -9.11   21.04   28.58   33.36   22.98  37.58  1.32   10.08  7.62    30.47
 Morningstar Large      -6.97   19.72   21.95   27.43   20.37  31.99  -1.08  11.12  7.62    32.13
 Blend Category


LARGECAP GROWTH FUND
ADVISORS PREFERRED
Invista Large Cap       -10.24
Quality Growth
Composite
 Russell 1000 Growth    -22.42  33.16   38.71   30.49   23.12  37.19  2.66   2.90   5.00    41.16
 Index
 Morningstar Large      -14.09  39.72   33.56   25.00   18.95  32.27  -2.32  10.31  5.83    43.69
 Growth Category


LARGECAP VALUE
ADVISORS PREFERRED
Invista Large Cap
Value Composite         3.88    -7.12   18.04   28.94   22.18
 S&P/Barra 500 Value    6.08    12.72   14.68   29.99   21.99  37.00  -0.63  18.60  10.53   22.56
 Index
 Morningstar Large      5.47    6.63    13.10   27.01   20.79  32.28  -0.81  13.25  9.89    28.51
 Value Category


MIDCAP BLEND FUND
ADVISORS PREFERRED
Invista Mid Cap Blend   13.49   12.37   4.72    24.95   18.66  33.39  5.46   -0.26  9.01
Composite
 S&P MidCap 400 Index   17.51   14.72   19.11   32.25   19.18  30.92  -3.69  13.93  11.90   50.07
 Morningstar Mid-Cap    3.37    18.70   6.77    26.45   20.44  28.71  -1.61  14.50  14.93   36.20
 Blend Category


MIDCAP GROWTH FUND
ADVISORS PREFERRED
Invista Mid Cap Growth
Composite               -4.81   69.96   2.48    26.15   13.40
 Russell Midcap Growth  -11.74  51.29   17.86   22.54   17.48  33.98  -2.16  11.19  6.71    47.03
 Index
 Morningstar Mid-Cap    -6.90   63.90   17.51   17.05   16.99  34.79  -1.03  15.64  9.03    50.97
 Growth Category


MIDCAP S&P 400 INDEX
FUND ADVISORS
PREFERRED
Invista S&P 400 Index
Composite               16.41
 S&P MidCap 400 Index   17.51   14.72   19.11   32.25   19.20  30.95  -3.58  13.95  11.91   50.10
 Morningstar Mid-Cap    3.37    18.70   6.77    26.45   20.44  28.71  -1.61  14.50  14.93   36.20
 Blend Category


MIDCAP VALUE FUND
ADVISORS PREFERRED
Invista Mid Cap Value   6.32    -7.36   3.25    35.49   16.03  41.18  0.98   11.43  7.57    33.54
Composite
 S&P MidCap 400/Barra   27.84   2.33    4.87    34.32   19.40  34.04  -0.57  13.43  16.02
 Value Index
 Morningstar Mid-Cap    16.82   7.78    3.92    26.04   20.50  29.27  -1.11  17.11  13.54   29.65
 Value Category


MONEY MARKET FUND
ADVISORS PREFERRED
Principal Capital - II  6.21    4.71    5.13    5.10    4.98   5.53   3.69   2.59   3.40    5.79
Money Market Composite


PACIFIC BASIN FUND
ADVISORS PREFERRED
BT Pacific Basin
Composite               -31.01  132.40  7.35    -27.91
 MSCI Pacific Free      -25.78  56.65   2.72    -25.87  -8.30  2.95   12.76  36.21  -18.56  11.46
 Index-ND
 Morningstar            -35.75  92.50   -5.91   -27.90  4.02   2.39   -5.49  59.02  -3.03   15.05
 Diversified
 Pacific/Asia Stock
 Category


PARTNERS LARGECAP
BLEND FUND ADVISORS
PREFERRED
Federated Core Equity
Composite               -3.31   44.20   20.71   31.30   18.98
 S&P 500 Index          -9.11   21.04   28.58   33.36   22.98  37.58  1.32   10.08  7.62    30.47
 Morningstar Large      -6.97   19.72   21.95   27.43   20.37  31.99  -1.08  11.12  7.62    32.13
 Blend Category


PARTNERS LARGECAP
GROWTH FUND II
 ADVISORS PREFERRED

American Century        -14.71  34.68   36.77   29.28   14.92  20.35  -1.49  3.76   -4.29   69.02
Growth Composite
 Russell 1000 Growth    -22.42  33.16   38.71   30.49   23.12  37.19  2.66   2.90   5.00    41.16
 Index
 Morningstar Large      -14.09  39.72   33.58   25.00   18.95  32.27  -2.32  10.31  5.83    43.69
 Growth Category


PARTNERS MIDCAP BLEND
ADVISORS PREFERRED
Morgan Stanley Mid Cap
Value SEC Composite     11.74   19.99   15.78   39.58   40.77  32.71
 S&P MidCap 400 Index   17.51   14.72   19.11   32.25   19.18  30.92  -3.59  13.93  11.90   50.07
 Morningstar Mid-Cap    3.37    18.70   6.77    26.45   20.44  28.71  -1.61  14.50  14.93   36.20
 Blend Category


PARTNERS MIDCAP GROWTH
FUND ADVISORS
PREFERRED
Turner Midcap Growth
Equity Composite        -8.10   126.09  26.33   41.77
 Russell Midcap Growth  -11.74  51.29   17.86   22.54   17.48  33.98  -2.16  11.19  8.71    47.03
 Index
 Morningstar Mid-Cap    -6.90   63.90   17.51   17.05   16.99  34.79  -1.03  15.64  9.03    50.97
 Growth Category


PARTNERS MIDCAP VALUE
FUND ADVISORS
PREFERRED
Neuberger Berman Mid    29.70   8.04    -10.66  32.66   28.08  35.23  -1.89  16.44  17.52   22.36
Cap Value Composite
 Russell Midcap Value   19.18   -0.11   5.09    34.37   20.26  34.93  -2.13  15.62  21.68   37.92
 Index
 Morningstar Mid-Cap    16.82   7.78    3.92    26.04   20.50  29.27  -1.11  17.11  13.54   29.65
 Value Category


PARTNERS SMALLCAP
GROWTH FUND II
 ADVISORS PREFERRED

Federated Small Cap     -51.02  111.60  8.08    30.06
Growth Equity
Composite
 S&P SmallCap           0.57    19.57   2.29    15.67   16.09  29.07  -5.47
 600/Barra Growth
 Index
 Morningstar Small      -5.71   61.45   4.49    18.19   19.99  35.44  -0.28  16.70  11.99   53.64
 Growth Category


REAL ESTATE FUND
ADVISORS PREFERRED
Principal Capital -     31.15   -3.01   -10.20  19.83
REI Real Estate
Composite
 Morgan Stanley REIT
 Index                  26.81   -4.55   -16.90  18.58   35.89  12.90
 Morningstar Specialty  25.83   -3.35   -15.79  23.05   31.68  15.17  -0.82  21.11  15.87   29.59
 - Real Estate
 Category


SMALLCAP BLEND FUND
ADVISORS PREFERRED
Invista Small Company
Blend Composite         19.86   12.50   -11.27  15.89
 Russell 2000 Index     -3.02   21.26   -2.55   22.36   16.50  28.45  -1.82  18.88  18.41   46.04
 Morningstar Small      12.84   18.18   -3.64   26.12   19.66  25.51  -0.97  16.65  14.39   39.54
 Blend Category


SMALLCAP GROWTH
ADVISORS PREFERRED
Invista Small Company
Growth Composite        -33.86  66.37   -2.47   34.77   14.19
 Russell 2000 Growth    -22.43  43.09   1.23    12.95   11.26  31.04  -2.43  13.36  7.77    51.19
 Index
 Morningstar Small      -5.71   61.45   4.49    18.19   19.99  35.44  -0.28  16.70  11.99   53.64
 Growth Category


SMALLCAP VALUE FUND
ADVISORS PREFERRED
Invista Small Cap
Value Composite         12.05   -8.92   -6.03   33.65   28.44
 Russell 2000 Value     22.83   -1.49   -6.45   31.78   21.37  25.75  -1.27  23.84  29.14   41.70
 Index
 Morningstar Small      16.98   4.49    -6.99   30.04   25.53  25.13  -0.81  16.72  20.29   37.19
 Value Category


TECHNOLOGY ADVISORS
PREFERRED
BT Technology
Composite
 MSCI Global
 Technology and
 Telecommunications
 Index
 Morningstar Specialty  -33.13  136.50  52.41   9.58    20.31  42.89  13.18  24.07  13.03   46.92
 - Technology Category


                        ---------------------------------------------------------------------------




Principal Investors Fund                                               87
www.principal.com

88                                               Principal Investors Fund
                                                          1-800-547-7754

Principal Investors Fund                                               89
www.principal.com

90                                               Principal Investors Fund
                                                          1-800-547-7754

 LIFETIME FUNDS


LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity securities and 60% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's assets in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Principal Investors Fund                                               91
www.principal.com

INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

FUND ALLOCATION
As of September 30, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              28.4%    Partners LargeCap           3.7%
      Securities                            Growth I
      Government Securities        19.0     Partners LargeCap Value     6.8
      High-Quality Short-Term      15.8     Partners SmallCap           1.7
      Bond                                  Growth I
      International I               7.3     SmallCap Growth             1.6
      LargeCap Growth               5.4     SmallCap Value              3.7
      LargeCap Value                6.6



Based on this allocation, the weighted average management fee of the underlying funds is 0.56%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -3.40%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                                                    ADVISORS
                                                                   PREFERRED
                                                                     CLASS
 Management Fees*..................                                 0.1225%
 12b-1 Fees........................                                 0.3100
 Other Expenses**..................                                 0.2600
                                                                    ------
              TOTAL FUND OPERATING EXPENSES                         0.6925%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
    Service Fee                                                       0.17%
    Administrative Service Fee                                        0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                      1     3     5     10
 ADVISORS PREFERRED CLASS                                          129   400   693   1,525



92                                               Principal Investors Fund
                                                          1-800-547-7754

LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity securities and 50% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's assets in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Principal Investors Fund                                               93
www.principal.com

INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

FUND ALLOCATION
As of September 30, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage Securities    31.7%    Partners LargeCap          5.7%
                                             Growth I
      Government Securities         21.2     Partners LargeCap          7.9
                                             Value
      International Emerging         1.7     Partners SmallCap          2.2
      Markets                                Growth I
      International I                7.5     SmallCap Growth            2.1
      LargeCap Growth                6.6     SmallCap Value             4.7
      LargeCap Value                 8.7



Based on this allocation, the weighted average management fee of the underlying funds is 0.61%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -5.20%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                                                    ADVISORS
                                                                   PREFERRED
                                                                     CLASS
 Management Fees*..................                                 0.1225%
 12b-1 Fees........................                                 0.3100
 Other Expenses**..................                                 0.2600
                                                                    ------
              TOTAL FUND OPERATING EXPENSES                         0.6925%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
    Service Fee                                                       0.17%
    Administrative Service Fee                                        0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                      1     3     5     10
 ADVISORS PREFERRED CLASS                                          134   416   719   1,582



94                                               Principal Investors Fund
                                                          1-800-547-7754

LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's assets in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Principal Investors Fund                                               95
www.principal.com

INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

FUND ALLOCATION
As of September 30, 2001, the Fund's assets were allocated among the following underlying funds as follows:

      Bond & Mortgage              25.5%    Partners LargeCap           6.8%
      Securities                            Growth I
      Government Securities        17.0     Partners LargeCap          11.0
                                            Value
      International Emerging        1.8     Partners SmallCap           2.7
      Markets                               Growth I
      International I               9.5     SmallCap Growth             2.5
      LargeCap Growth               7.6     SmallCap Value              5.8
      LargeCap Value                9.8



Based on this allocation, the weighted average management fee of the underlying funds is 0.63%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -7.00%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                                                    ADVISORS
                                                                   PREFERRED
                                                                     CLASS
 Management Fees*..................                                 0.1225%
 12b-1 Fees........................                                 0.3100
 Other Expenses**..................                                 0.2600
                                                                    ------
              TOTAL FUND OPERATING EXPENSES                         0.6925%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
    Service Fee                                                       0.17%
    Administrative Service Fee                                        0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                      1     3     5     10
 ADVISORS PREFERRED CLASS                                          136   422   730   1,604



96                                               Principal Investors Fund
                                                          1-800-547-7754

LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity securities and 30% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's assets in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Principal Investors Fund                                               97
www.principal.com

INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

FUND ALLOCATION
As of September 30, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              17.9%    LargeCap Value             12.0%
      Securities
      Government Securities        12.0     Partners LargeCap           9.1
                                            Growth I
      International Emerging        1.9     Partners LargeCap          12.2
      Markets                               Value
      International I              10.0     Partners SmallCap           3.5
                                            Growth I
      International SmallCap        1.9     SmallCap Growth             3.4
      LargeCap Growth               9.1     SmallCap Value              7.0

Based on this allocation, the weighted average management fee of the underlying funds is 0.67%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -7.00%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                                                    ADVISORS
                                                                   PREFERRED
                                                                     CLASS
 Management Fees*..................                                 0.1225%
 12b-1 Fees........................                                 0.3100
 Other Expenses**..................                                 0.2600
                                                                    ------
              TOTAL FUND OPERATING EXPENSES                         0.6925%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
    Service Fee                                                       0.17%
    Administrative Service Fee                                        0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                      1     3     5     10
 ADVISORS PREFERRED CLASS                                          139   432   746   1,638



98                                               Principal Investors Fund
                                                          1-800-547-7754

LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity securities and 20% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's assets in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Principal Investors Fund                                               99
www.principal.com

INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

FUND ALLOCATION
As of September 30, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              13.2%    LargeCap Value             14.0%
      Securities
      Government Securities         8.8     Partners LargeCap           9.9
                                            Growth I
      International Emerging        2.7     Partners LargeCap          14.3
      Markets                               Value
      International I               9.7     Partners SmallCap           3.7
                                            Growth I
      International SmallCap        2.7     SmallCap Growth             3.4
      LargeCap Growth               9.8     SmallCap Value              7.8

Based on this allocation, the weighted average management fee of the underlying funds is 0.69%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -10.30%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                                                    ADVISORS
                                                                   PREFERRED
                                                                     CLASS
 Management Fees*..................                                 0.1225%
 12b-1 Fees........................                                 0.3100
 Other Expenses**..................                                 0.2600
                                                                    ------
              TOTAL FUND OPERATING EXPENSES                         0.6925%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
    Service Fee                                                       0.17%
    Administrative Service Fee                                        0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                      1     3     5     10
 ADVISORS PREFERRED CLASS                                          142   441   762   1,671



100                                              Principal Investors Fund
                                                          1-800-547-7754

LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund moderate exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity securities and 75% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes is interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Principal Investors Fund                                              101
www.principal.com

INVESTOR PROFILE
The Fund is generally a suitable investment for investors in retirement.

FUND ALLOCATION
As of September 30, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             22.0%    Money Market                10.3%
      Securities
      Government Securities       14.7     Partners LargeCap            3.6
                                           Growth I
      High-Quality Short-Term     26.2     Partners LargeCap Value      4.8
      Bond
      International I              5.3     Partners SmallCap            1.2
                                           Growth I
      LargeCap Growth              3.5     SmallCap Growth              1.1
      LargeCap Value               4.6     SmallCap Value               2.7



Based on this allocation, the weighted average management fee of the underlying funds is 0.52%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of September 30, 2001 is -1.60%.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                                                    ADVISORS
                                                                   PREFERRED
                                                                     CLASS
 Management Fees*..................                                 0.1225%
 12b-1 Fees........................                                 0.3100
 Other Expenses**..................                                 0.2600
                                                                    ------
              TOTAL FUND OPERATING EXPENSES                         0.6925%
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
    Service Fee                                                       0.17%
    Administrative Service Fee                                        0.09


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------
                                                                      1     3     5     10
 ADVISORS PREFERRED CLASS                                          125   388   672   1,480



102                                              Principal Investors Fund
                                                          1-800-547-7754

 PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.


Principal Investors Fund                                              103
www.principal.com

PERFORMANCE RESULTS - LIFETIME FUNDS

                                AVERAGE ANNUAL PERFORMANCE
                               (THROUGH SEPTEMBER 30, 2001)

                                                             LIFE
                         YTD     1 YR   3 YR  5 YR   10 YR  OF FUND
                        ---------------------------------------------
LIFETIME 2010 FUND
ADVISORS PREFERRED      N/A     N/A     N/A   N/A    N/A    -3.40
 S&P 500 Index
                        -20.39  -26.62  2.04  10.22  12.69
 Lehman Brothers
 Aggregate Bond Index   8.39    12.95   6.38  8.05   7.75
 Morningstar Domestic
 Hybrid Category        -9.23   -10.21  3.35  6.70   8.94


LIFETIME 2020 FUND
ADVISORS PREFERRED      N/A     N/A     N/A   N/A    N/A    -5.20
 S&P 500 Index
                        -20.39  -26.62  2.04  10.22  12.69
 Lehman Brothers
 Aggregate Bond Index   8.39    12.95   6.38  8.05   7.75
 Morningstar Domestic
 Hybrid Category        -9.23   -10.21  3.35  6.70   8.94


LIFETIME 2030 FUND
ADVISORS PREFERRED      N/A     N/A     N/A   N/A    N/A    -7.00
 S&P 500 Index
                        -20.39  -26.62  2.04  10.22  12.69
 Lehman Brothers
 Aggregate Bond Index   8.39    12.95   6.38  8.05   7.75
 Morningstar Domestic
 Hybrid Category        -9.23   -10.21  3.35  6.70   8.94


LIFETIME 2040 FUND
ADVISORS PREFERRED      N/A     N/A     N/A   N/A    N/A    -7.00
 S&P 500 Index
                        -20.39  -26.62  2.04  10.22  12.69
 Lehman Brothers
 Aggregate Bond Index   8.39    12.95   6.38  8.05   7.75
 Morningstar Domestic
 Hybrid Category        -9.23   -10.21  3.35  6.70   8.94


LIFETIME 2050 FUND
ADVISORS PREFERRED      N/A     N/A     N/A   N/A    N/A    -10.30
 S&P 500 Index
                        -20.39  -26.62  2.04  10.22  12.69
 Lehman Brothers
 Aggregate Bond Index   8.39    12.95   6.38  8.05   7.75
 Morningstar Large
 Blend Category         -21.83  -27.40  1.73  7.94   10.94


LIFETIME STRATEGIC
INCOME FUND
 ADVISORS PREFERRED
                        N/A     N/A     N/A   N/A    N/A    -1.60
 S&P 500 Index
                        -20.39  -26.62  2.04  10.22  12.69
 Lehman Brothers
 Aggregate Bond Index   8.39    12.95   6.38  8.05   7.75
 Morningstar Domestic
 Hybrid Category        -9.23   -10.21  3.35  6.70   8.94


                        ---------------------------------------------
                                                ANNUAL PERFORMANCE
                                             (YEAR ENDED DECEMBER 31)


                        2000   1999   1998   1997   1996   1995   1994   1993   1992   1991
                        ---------------------------------------------------------------------
LIFETIME 2010 FUND
ADVISORS PREFERRED
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58  1.32   10.08  7.62  30.47
 Lehman Brothers        11.63  -0.82  8.69   9.65   3.63   18.47  -2.92  9.75   7.40  16.00
 Aggregate Bond Index
 Morningstar Domestic   2.06   8.24   12.50  18.24  13.07  24.87  -2.56  12.07  8.22  23.87
 Hybrid Category


LIFETIME 2020 FUND
ADVISORS PREFERRED
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58  1.32   10.08  7.62  30.47
 Lehman Brothers        11.63  -0.82  8.69   9.65   3.63   18.47  -2.92  9.75   7.40  16.00
 Aggregate Bond Index
 Morningstar Domestic   2.06   8.24   12.50  18.24  13.07  24.87  -2.56  12.07  8.22  23.87
 Hybrid Category


LIFETIME 2030 FUND
ADVISORS PREFERRED
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58  1.32   10.08  7.62  30.47
 Lehman Brothers        11.63  -0.82  8.69   9.65   3.63   18.47  -2.92  9.75   7.40  16.00
 Aggregate Bond Index
 Morningstar Domestic   2.06   8.24   12.50  18.24  13.07  24.87  -2.56  12.07  8.22  23.87
 Hybrid Category


LIFETIME 2040 FUND
ADVISORS PREFERRED
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58  1.32   10.08  7.62  30.47
 Lehman Brothers        11.63  -0.82  8.69   9.65   3.63   18.47  -2.92  9.75   7.40  16.00
 Aggregate Bond Index
 Morningstar Domestic   2.06   8.24   12.50  18.24  13.07  24.87  -2.56  12.07  8.22  23.87
 Hybrid Category


LIFETIME 2050 FUND
ADVISORS PREFERRED
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58  1.32   10.08  7.62  30.47
 Lehman Brothers        11.63  -0.82  8.69   9.65   3.63   18.47  -2.92  9.75   7.40  16.00
 Aggregate Bond Index
 Morningstar Large      -6.97  19.72  21.95  27.43  20.37  31.99  -1.08  11.12  7.62  32.13
 Blend Category


LIFETIME STRATEGIC
INCOME FUND
 ADVISORS PREFERRED

 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58  1.32   10.08  7.62  30.47
 Lehman Brothers        11.63  -0.82  8.69   9.65   3.63   18.47  -2.92  9.75   7.40  16.00
 Aggregate Bond Index
 Morningstar Domestic   2.06   8.24   12.50  18.24  13.07  24.87  -2.56  12.07  8.22  23.87
 Hybrid Category


                        ---------------------------------------------------------------------




104                                              Principal Investors Fund
                                                          1-800-547-7754

 THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

ONGOING FEES
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
 . Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
 . Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the Advisors Preferred class of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution expenses for the sale of Fund shares by Princor and other selling dealers. Over time, these fees may exceed other types of sales charges.
 . Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholders.
 . Administrative Service Fee - The Manager has entered into an Administrative
  Services Agreement with the Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.
 . Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.

Capital Preservation Fund only:
 . A 2% redemption fee may be incurred when shares of the Capital Preservation
  Fund are redeemed. See "Shareholder Information - Redemption of Fund Shares." . The Capital Preservation Fund pays a premium to each provider of a wrapper agreement.


Principal Investors Fund                                              105
www.principal.com

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest.The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.


Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.


Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


CURRENCY CONTRACTS
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


106                                              Principal Investors Fund
                                                          1-800-547-7754

FORWARD COMMITMENTS
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

RISKS OF HIGH YIELD SECURITIES
The Balanced and Bond & Mortgage Securities Funds may each invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities


Principal Investors Fund                                              107
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

prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
 . the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
 . the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
 . the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and . the counterparty may fail to perform its obligations.

FOREIGN SECURITIES
Certain of the Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
 . companies with their principal place of business or principal office outside the U.S.; and
 . companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


108                                              Principal Investors Fund
                                                          1-800-547-7754

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
 . increased social, political and economic instability;
 . a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
 . lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
 . foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
 . relatively new capital market structure or market-oriented economy;
 . the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
 . restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
 . possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SECURITIES OF SMALLER COMPANIES
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

UNSEASONED ISSUERS
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.


Principal Investors Fund                                              109
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

TEMPORARY DEFENSIVE MEASURES
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.


PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market

Fund because of the short maturities of the securities in which it invests. No turnover rate is calculated for the Capital

Preservation as it has been in existence for less than six months. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of Advisors Select and Advisors Preferred classes of shares. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


110                                              Principal Investors Fund
                                                          1-800-547-7754

                                           DAY-TO-DAY
           FUND                            FUND MANAGEMENT
           ----                            ---------------
           Balanced                        Dirk Laschanzky
                                           Douglas R. Ramsey
           International Emerging Markets  Michael A. Marusiak
                                           Michael L. Reynal
           International I                 Kurtis D. Spieler
           International SmallCap          Brian W. Pattinson
           LargeCap Blend                  Scott D. Opsal
           LargeCap Growth                 Mary Sunderland
           LargeCap S&P 500 Index          Robert Baur
                                           Rhonda VanderBeek
           LargeCap Value                  John Pihlblad
           LifeTime 2010                   Dirk Laschanzky
                                           Douglas R. Ramsey
           LifeTime 2020                   Dirk Laschanzky
                                           Douglas R. Ramsey
           LifeTime 2030                   Dirk Laschanzky
                                           Douglas R. Ramsey
           LifeTime 2040                   Dirk Laschanzky
                                           Douglas R. Ramsey
           LifeTime 2050                   Dirk Laschanzky
                                           Douglas R. Ramsey
           LifeTime Strategic Income       Dirk Laschanzky
                                           Douglas R. Ramsey
           MidCap Blend                    K. William Nolin
           MidCap Growth                   John F. McClain
           MidCap S&P 400 Index            Robert Baur
                                           Rhonda VanderBeek
           MidCap Value                    Catherine A. Zaharis
           SmallCap Blend                  Mustafa Sagun
           SmallCap Growth                 John F. McClain
           SmallCap S&P 600 Index          Robert Baur
                                           Rhonda VanderBeek
           SmallCap Value                  Thomas Morabito




ROBERT BAUR, PH.D . Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral studies in finance and economics at the University of Minnesota.



MICHAEL L. JOHNSON, CFA . Mr. Johnson is a portfolio manager at Invista. He performs security analysis and strategy development for the firm's growth equity research effort. Mr. Johnson specializes in the capital goods, health care and technology sectors. He joined Invista in 1992. He received his MBA from Drake University and his Bachelor's degree in business administration and finance from the University of Nebraska. He has earned the right to use the Chartered Financial Analyst designation.


Principal Investors Fund                                              111
www.principal.com

DIRK LASCHANZKY, CFA . As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Invista in 2000, specializing in the international emerging markets sector. Prior to joining Invista, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



JOHN F. MCCLAIN . Mr. McClain is a portfolio manager for small-cap and medium-cap growth portfolio management and strategy. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.



THOMAS MORABITO, CFA . Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Invista, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



SCOTT D. OPSAL, CFA . Mr. Opsal is chief investment officer of Invista and has been with the firm since 1993. He holds an MBA from the University of Minnesota and a BS from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



BRIAN W. PATTINSON, CFA . Mr. Pattinson is a portfolio manager at Invista. He performs international security analysis and strategy development for the firm's core international equity research effort and also specializes in the information technology and telecommunication sectors. He joined Invista in 1994. Mr. Pattinson earned his MBA and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Invista. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Invista in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



DOUGLAS R. RAMSEY, CFA . Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL L. REYNAL . Mr. Reynal joined Invista in 2001, specializing in emerging markets portfolios. Prior to joining Invista, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra


112                                              Principal Investors Fund
                                                          1-800-547-7754

Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Invista. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products.
 Prior to joining Invista in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



KURTIS D. SPIELER, CFA . Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.



MARY SUNDERLAND, CFA . Prior to joining Invista in 1999, Ms. Sunderland managed growth and technology portfolios for Skandia Asset Management for 10 years. Ms. Sunderland holds an MBA in Finance from Columbia University Graduate School of Business and an undergraduate degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.



RHONDA VANDERBEEK . Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.



CATHERINE A. ZAHARIS, CFA . Ms. Zaharis directs portfolio management for the Invista value team and leads the value research group. She joined Invista in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $33.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Balanced                             William C. Armstrong
           Bond & Mortgage Securities           William C. Armstrong
                                                Scott Bennett
                                                Lisa A. Stange
           Capital Preservation                 Kevin W. Croft
                                                Martin J. Schafer
           Government Securities                Mark Karstrom
                                                Martin J. Schafer
           High Quality Intermediate-Term Bond  Kevin W. Croft
                                                Martin J. Schafer
           High Quality Long-Term Bond          Kevin W. Croft
                                                Martin J. Schafer
           High Quality Short-Term Bond         Martin J. Schafer
           Money Market                         Michael R. Johnson
                                                Alice Robertson




Principal Investors Fund                                              113
www.principal.com

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal Capital - II. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



KEVIN W. CROFT, CFA . As a portfolio manager for Principal Capital - II, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL R. JOHNSON . Mr. Johnson directs securities trading for Principal Capital - II. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for Principal Capital - II and several short-term money market accounts. Mr. Johnson earned his Bachelor's degree in Finance from Iowa State University.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal Capital - II on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal Capital - II specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.



LISA A. STANGE, CFA . As portfolio manager for Principal Capital - II, Ms. Stange manages over $3 billion in fixed-income portfolios invested in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns and agencies. Ms. Stange joined the Principal Financial Group in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Principal Capital Real Estate Investors, LLC ("Principal Capital -
         REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000, were approximately $20.6 billion. Principal Capital - REI's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate                  Kelly D. Rush




114                                              Principal Investors Fund
                                                          1-800-547-7754

KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal Capital - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: BT Funds Management (International) Limited ("BT") is an indirectly wholly owned subsidiary of BT Funds Management Limited ("BTFM") and a member of the Principal Financial Group. Its address is The Chifley Tower, 2 Chifley Square, Sydney 2000 Australia. As of December 31, 2000, BT had approximately $22.7 billion under management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           European                     Crispin Murray
           International II             Nigel Allfrey
           Pacific Basin                Dean Cashman
           Technology                   David Mills




NIGEL ALLFREY . Mr. Allfrey is Senior Vice President of BT having joined BT in 1994. He has been the Portfolio Manager for BT's closed-end Global Equity Fund since 1998 and is also a senior member of the European Equities Group with specific responsibilities for technology and telecommunication sectors. Prior to joining BT, Mr. Allfrey spent five years with Price Waterhouse (working in Brisbane, New Caledonia, London and Paris) and was involved in advising on company restructuring, mergers and acquisitions. Mr. Allfrey has Bachelor's degrees in Commerce and Economics from the University of Queensland. He is also a Chartered Accountant.



DEAN CASHMAN . Mr. Cashman is Executive Vice President of BT and serves as head of Japanese equities. He joined BT in January 1988, initially involved in the liquids and fixed-income group, but moved to the European equity group in 1989 specializing in the Latin Block countries including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.



DAVID MILLS . Mr. Mills is Executive Vice President of BT and serves as its head of U.S. Equities. He joined BT's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by BT.



CRISPIN MURRAY . Mr. Murray is Executive Vice President of BT having joined BT in 1994 as an investment analyst. In 1995, his role became pure European equities analysis covering banks, telecommunications, telecommunication equipment and media. In 1998, he became head of European Equities and became coordinator for BTFM's Global Banking Group. His global sector responsibilities include telecommunications and banks. Prior to joining BT, Mr. Murray worked for Equitable Life Assurance Society in the UK as a bond and currency analyst. He received an Honours degree in Economics and Human Geography from Reading University in the UK.


SUB-ADVISOR: Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of December
         31, 2000, Federated managed $140 billion in assets.


Principal Investors Fund                                              115
www.principal.com

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      Linda A. Duessel
                                        David P. Gilmore
                                        J. Thomas Madden
                                        Bernard J. Picchi
           Partners SmallCap Growth II  Keith J. Sabol
                                        Aash M. Shah




LINDA A. DUESSEL, CFA . Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager since 1995. She became a Senior Vice President of the Federated in January 2000 and served as a Vice President of Federated from 1995 through 1999. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of Federated from 1991 through 1995. Ms. Duessel received her MS in Industrial Administration from Carnegie Mellon University. She has earned the right to use the Chartered Financial Analyst designation.



DAVID P. GILMORE . Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his MBA from the University of Virginia and has a BS from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.



J. THOMAS MADDEN, CFA . Mr. Madden joined Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated since 1994. Mr. Madden served as a Senior Vice President of Federated from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.



BERNARD J. PICCHI, CFA . Mr. Picchi joined Federated in 1999 as a Senior Vice President/Director of U.S. Equity Research. From 1994 to 1999, Mr. Picchi was a Managing Director of Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.



KEITH J. SABOL, CFA . Mr. Sabol joined Federated in 1994. He has been a Portfolio Manager since 1996 and served as an Assistant Vice President of Federated from 1997 to 1998. He has been a Vice President of Federated since 1998. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for Federated from 1994 to 1996. Mr. Sabol earned his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.



AASH M. SHAH, CFA . Mr. Shah joined Federated in 1993 and has been a Portfolio Manager and a Vice President of Federated since 1997. Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of Federated from 1995 through 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in Finance and Accounting. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Morgan Stanley Asset Management ("Morgan Stanley"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2000, Morgan Stanley, together with its affiliated institutional asset management companies, managed investments totaling approximately $171.7 billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. and on May 1, 2001 the


116                                              Principal Investors Fund
                                                          1-800-547-7754
         name was changed to Morgan Stanley Investment Management Inc. The firm continues to do business in certain instances using the name Morgan Stanley Asset Management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth I   William S. Auslander
                                        Philip W. Friedman
           Partners MidCap Blend        Bradley S. Daniels
                                        William B. Gerlach
                                        Vitaly V. Korchevsky
                                        Gary G. Schlarbaum




WILLIAM S. AUSLANDER . Mr. Auslander is a Principal of Morgan Stanley & Co, Incorporated and Morgan Stanley Investment Management Inc. Mr. Auslander joined Morgan Stanley in 1995 as an equity analyst and currently is a portfolio manager in Morgan Stanley's institutional equity group. Prior thereto, he was an equity analyst at Icahn & Co., 1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.



BRADLEY S. DANIELS . In 1985, Mr. Daniels joined Miller Anderson & Sherrerd, LLP, which was acquired by MSDW Investment Management in 1996, and is a Principal of the firm. Mr. Daniels is a portfolio manager for the Mid and Small Cap Value strategies. Prior to joining the firm, he served as a programmer/equity research analyst in the Equity Research Department of Kidder, Peabody & Co., Incorporated. He received a BA in Mathematics from the University of Pennsylvania, an MBA from The Wharton School of the University of Pennsylvania, and has earned the right to use the Chartered Financial Analyst designation. He is also a member of the Financial Analysts of Philadelphia.



PHILIP W. FRIEDMAN . Mr. Friedman is a Manager Director of Morgan Stanley & Co, Incorporated and Morgan Stanley Investment Management Inc. He was a member of Morgan Stanley & Co. Incorporated's equity research team (1990-1995) before becoming Director of North American research (1995-1997). Currently, Mr. Friedman is head of Morgan Stanley's institution equity group. He holds a BA from Rutgers University and an MBA from the J.L. Kellogg School of Management at Northwestern University.



WILLIAM B. GERLACH, CFA . Managing Director. In 1991, Mr. Gerlach joined Miller Anderson & Sherrerd, LLP, which was acquired by MSDW Investment Management in 1996. Mr. Gerlach is a Managing Director of the firm. Prior to joining the firm, he served as Programmer/Applications Software Development at Alphametrics Corporation. Past positions include Data Analyst and Inflation Economist at Wharton Econometric Forecasting Associates. He received a BA from Haverford College. He is a member of the Financial Analysts of Philadelphia and a Chartered Financial Analyst.



VITALY V. KORCHEVSKY, CFA . Mr. Korchevsky joined Morgan Stanley in 2000. He is a Vice President and a member of the Equity Portfolio Management team. Prior to joining Morgan Stanley, he was a portfolio manager at Gardner Lewis Asset Management. He also worked for Crestar Asset Management Company and Regent University Finance Department. He received a BA from Sukhumi University and an MBA from Regent University. He has earned the right to use the Chartered Financial Analyst designation.



GARY G. SCHLARBAUM, CFA . In 1987, Mr. Schlarbaum joined Miller Anderson & Sherrerd, LLP, which was acquired by MSDW Investment Management in 1996. He is a Managing Director of the firm. Mr. Schlarbaum is a portfolio manager for the Core Equity and Small Cap Value strategies. Prior to joining the firm, he served as a managing director at First Chicago Investment Advisors. Mr. Schlarbaum was formerly a professor at Purdue University's Krannert Graduate School, and was an instructor at the University of Pennsylvania. He received a BA from Coe College, and a Ph.D. from the University of Pennsylvania. He is a trustee of Coe College, a Chartered Financial Analyst, and a member of the Financial Analysts of Philadelphia.


Principal Investors Fund                                              117
www.principal.com

SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS 64111. As of December
         31, 2000, American Century managed over $102.7 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  C. Kim Goodwin
                                        Prescott LeGard
                                        Gregory Woodhams




C. KIM GOODWIN . Ms. Goodwin was named Chief Investment Officer for American Century's U. S. growth equities in 2001. Previously she was Co-Chief Investment Officer and Senior Portfolio Manager and has been a member of the team that manages Growth since joining American Century in 1997. Ms. Goodwin is a member of the company's Investment Oversight Committee. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from 1996 to 1997, and Vice President and Portfolio Manager at Prudential Investments from 1993 to 1996. Ms. Goodwin holds a Bachelor of Arts Degree from Princeton University, an MBA in Finance and a Master's Degree in Public Affairs from the University of Texas.



PRESCOTT LEGARD, CFA . Mr. LeGard is a Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of December 31, 2000, Alliance managed $454 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        Steven Pisarkiewicz




MARILYN G. FEDAK . Ms. Fedak was named chief investment officer and chairman of the U.S. Equity Investment Policy Group, and was also elected to the Board of Directors, in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. Ms. Fedak is a member of the Small-Capitalization, International, Global, Global Balanced, Canadian Equity and Advanced Value Investment Policy Groups, and the Private Client Investment Group. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972, and is a Chartered Financial Analyst.



STEVEN PISARKIEWICZ . Mr. Pisarkiewicz, Chief Investment Officer, Structured Equity Services Senior Portfolio Manager, joined the firm as a managing director of financial advisors in 1989. In 1992, he was named managing director of


118                                              Principal Investors Fund
                                                          1-800-547-7754

Institutional Services; in 1997, he was named senior portfolio manager for U.S. equities and became a member of the U.S. Equity Investment Policy Group. In late 1998, he assumed his current role as chief investment officer for Structured Equity Services. Prior to joining Bernstein, he was a vice president and senior consultant with SEI Corporation from 1983 to 1989, and a director of strategic planning for Emerson Electric Company from 1979 to 1983. Mr. Pisarkiewicz earned a BS from the University of Missouri in 1972 and an MBA in 1979 from the University of California at Berkeley.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. As of March 31, 2001, Turner had discretionary management authority with respect to approximately $8.3 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Neuberger Berman Management Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        Robert I. Gendelman
           Partners SmallCap Growth I   Michael Malouf
                                        Jennifer K. Silver




ROBERT I. GENDELMAN . Portfolio Manager, Neuberger Berman Management Inc., since 1994. Mr. Gendelman holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.



MICHAEL F. MALOUF . Mr. Malouf is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.



JENNIFER K. SILVER . Ms. Silver is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Ms. Silver has been Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.


Principal Investors Fund                                              119
www.principal.com

SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, New York 10004. As of December 31, 2000, Ark Asset managed $12.3 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.


DUTIES OF THE MANAGER AND SUB-ADVISORS
The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
 . hire one or more Sub-Advisors;
 . change Sub-Advisors; and
 . reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved.

The Partners LargeCap Blend, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Blend, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II and Partners SmallCap Value Funds have received the necessary shareholder approval and intend to rely on the order.


120                                              Principal Investors Fund
                                                          1-800-547-7754

PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
 . taking the current market value of the total assets of the Fund
 . subtracting liabilities of the Fund
 . dividing the remainder proportionately into the classes of the Fund
 . subtracting the liability of each class
 . dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


Capital Preservation Fund only:
The fair value of a wrapper agreement is equal to the difference between the book value and the market value (including accrued interest) of the covered assets. If the market value (including accrued interest) of the covered assets is greater than the book value, the value of a wrapper agreement is reflected as a liability of the Fund reflecting the potential liability of the Fund to the wrap provider. If the market value (including accrued interest) of the covered assets is less than the book value, the value of a wrapper agreement appears as an asset of the Fund reflecting the potential liability of the wrap provider to the Fund.

In valuing a wrapper agreement, the Board considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board may determine that a wrap provider is unable to make such payments. It would then assign a fair value to the wrapper agreement that is less than the difference between the book value of the wrapper agreement and the market value (including accrued interest) of the covered assets. In such event, the Fund might be unable to maintain a stable value per share.


NOTES:

 . If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
 . A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
 . Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.


Principal Investors Fund                                              121
www.principal.com

PURCHASE OF FUND SHARES

Shares may be purchased:
 . via the internet.
  . standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
  . available 7 days a week (7 a.m. to 9 p.m. Central Time).
 . using a modem.
  . plan contributions transferred electronically.
  . standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
  . available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.



REDEMPTION FEES (CAPITAL PRESERVATION FUND ONLY). . Redemption requests may be subject to a 2% redemption fee when the rate trigger is active. The redemption fee is used by the Fund to help minimize the impact redemptions may have on Fund performance, cover the administrative costs of processing the redemption and offset premiums to wrapper providers. Redemption fees are also intended to discourage market timing (attempting to take advantage of short-term movements in interest rates).


The rate trigger is active if, as of the prior business day, the gross annual effective yield of the Fund is less than the reference index yield*. If the rate trigger is activated, it becomes inactive, if as of the prior business day, the gross annual effective yield of the Fund is greater than the reference index yield plus 0.25%.
  * The reference index yield means the current yield on the Dealer Commercial Paper (90-day) Index as reported by Bloomberg, L.P. If such an index is not available from Bloomberg, the Fund may use an alternative source of information for the 90-day dealer commercial paper rate.


The redemption fee does not apply to sale of Fund shares if:
 . the redemption is initiated by the Plan and the shareholder provides the Fund with written notice of the redemption at least twelve months prior to the redemption;
 . the redemption is directed by a Plan participant for reasons of death, retirement, disability, employment termination, loans, hardships and other Plan permitted and required withdrawals;
 . the Plan participant exchanges from Capital Preservation to another Fund and no competing plan options are offered;
 . the Plan participant exchanges from Capital Preservation to other than a competing plan option and competing plan options are offered but the Plan administrator is able to affirm that redemption proceeds will not be transferred to a competing plan option within 90 days; or
 . they are redeemed to pay plan expenses.

A competing plan option is any investment option available under a Plan if the assets of the option are invested primarily in:


122                                              Principal Investors Fund
                                                          1-800-547-7754

 . money market instruments;
 . fixed-income investments having a targeted duration of 3 years or less; or . any investment that seeks to maintain a stable value per unit or share.

The Fund reserves the right, at the sole discretion of the Sub-Advisor, to honor any requests for redemption by making payment, in whole or in part, in portfolio securities and wrapper agreements. To the extent that a payment in-kind includes wrapper agreements, the Fund will assign to the redeeming plan one or more wrapper agreements issued by the wrapper providers covering the portfolio securities distributed in-kind. The terms and conditions of the wrapper agreements provided to a redeeming plan will be the same or substantially similar to the terms and conditions of the wrapper agreements held by the Fund. The wrapper provider may reserve the right to terminate the wrapper agreement issued in a payment in-kind. If the wrapper provider elects to terminate the wrapper agreement, it may be required to pay the redeeming plan the difference between the book value of the wrapper agreement and the value of the securities assigned as a payment in-kind.


EXCHANGE OF FUND SHARES

An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge*, for the same class of any other Principal Investors Fund, provided that:
 . the class shares of such other Fund are available in the plan member's state of residence; and
 . shares of such other Fund are available through the plan.
  * a redemption fee may be imposed on certain exchanges out of the Capital Preservation Fund.


The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.


Principal Investors Fund                                              123
www.principal.com

DIVIDENDS AND DISTRIBUTIONS


The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and High Quality Short-Term Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).

The other Funds (other than the Capital Preservation and Money Market Funds) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the LifeTime Funds is December 27 (or previous business day). The payment date for the other Funds is December 23 (or previous business day).


Net realized capital gains, if any, are distributed annually. Generally the distribution for the LifeTime Funds is made on the sixth business day of December and for the other Funds it is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


The Capital Preservation and Money Market Funds each declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund making the payment.


Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.


Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.


Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.


A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


For the Capital Preservation Fund only:
To enable the Capital Preservation Fund to maintain a stable value per share in the event of a capital gain distribution, the Board may declare a reverse split of Fund shares to offset such capital gain distribution. The reverse split would be effective on the ex-distribution date of the capital gain distribution. The reverse split would be an amount that causes the value and total number of shares held by each shareholder, including shares acquired by reinvestment of the distribution, to remain the same as before the distribution was made.

For example, if the Fund declares an additional distribution of 10 cents per share when the price per share is $10.00, a shareholder holding one share receives 0.01 additional share as a result of the additional distribution. If there was no reverse split, the price per share would be approximately $9.90. The total value of the shares held by the shareholder would be $10.00 (1.01 shares X $9.90/share). If a 1.01-for-1 reverse share split was declared, the shareholder's


124                                              Principal Investors Fund
                                                          1-800-547-7754
holding would be combined into one share with a price per share of $10.00. The reverse share split does not affect the value of the total holdings of the shareholder.


FUND ACCOUNT INFORMATION


STATEMENTS
Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This information may also be accessed by accessing www.principal.com.


MINIMUM ACCOUNT BALANCE
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Fund is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

FINANCIAL STATEMENTS
Plans will receive annual financial statements for the Funds, examined by the Funds' independent auditors, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

The following financial highlights are derived from financial statements that were audited by Ernst & Young LLP.


Principal Investors Fund                                              125
www.principal.com

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:

                         2001/(A)/
                         ----
BALANCED FUND
-------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.12
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.55)
                         -----
 Total From Investment
            Operations   (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............   $9.60
                         =====
Total Return..........   (3.97)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,200
 Ratio of Expenses to
  Average Net Assets..    1.07%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.28%/(c)/
 Portfolio Turnover
  Rate................   158.1%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.11 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.04
Income from Investment
 Operations:
 Net Investment Income    0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.23
                          ----
 Total From Investment
            Operations    0.46
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.26
                        ======
Total Return..........    4.08%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,565
 Ratio of Expenses to
  Average Net Assets..    1.12%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.50%/(c)/
 Portfolio Turnover
  Rate................   241.8%/(c)/


/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share, from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:

                          2001/(A)/
                          ----
EUROPEAN FUND
-------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period...  $10.24
Income from Investment
 Operations:
 Net Investment Income.   (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on Investments   (0.76)
                          -----
  Total From Investment
             Operations   (0.81)
                          -----
Net Asset Value, End of
 Period................   $9.43
                          =====
Total Return...........   (7.46)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in thousands)  $1,180
 Ratio of Expenses to
  Average Net Assets...    1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets...    0.53%/(c)/
 Portfolio Turnover
  Rate.................   137.3%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares incurred an unrealized gain of $.17 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.06
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.12
                          ----
 Total From Investment
            Operations    0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.18
                        ======
Total Return..........    3.22%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,545
 Ratio of Expenses to
  Average Net Assets..    0.97%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.58%/(c)/
 Portfolio Turnover
  Rate................    45.3%/(c)/


/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.05 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.


 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.04
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.16
                          ----
 Total From Investment
            Operations    0.40
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.20
                        ======
Total Return..........    3.60%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,549
 Ratio of Expenses to
  Average Net Assets..    0.97%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.72%/(c)/
 Portfolio Turnover
  Rate................    99.1%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.08
                          ----
 Total From Investment
            Operations    0.32
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.25)
                         -----
   Total Dividends and
         Distributions   (0.25)
                         -----
Net Asset Value, End
 of Period............  $10.10
                        ======
Total Return..........    2.32%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,528
 Ratio of Expenses to
  Average Net Assets..    0.97%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.68%/(c)/
 Portfolio Turnover
  Rate................   118.5%/(c)/


/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:

                         2001/(A)/
                         ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.03
Income from Investment
 Operations:
 Net Investment Income    0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.22
                          ----
 Total From Investment
            Operations    0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.24)
                         -----
   Total Dividends and
         Distributions   (0.24)
                         -----
Net Asset Value, End
 of Period............  $10.24
                        ======
Total Return..........    4.32%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,561
 Ratio of Expenses to
  Average Net Assets..    0.97%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.56%/(c)/
 Portfolio Turnover
  Rate................    46.8%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.24
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.21)
                         -----
 Total From Investment
            Operations   (0.17)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.05
                        ======
Total Return..........   (2.44)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,258
 Ratio of Expenses to
  Average Net Assets..    1.92%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.73%/(c)/
 Portfolio Turnover
  Rate................   113.5%/(c)/


/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.23 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
INTERNATIONAL FUND I
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.19
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.98)
                         -----
 Total From Investment
            Operations   (0.96)
                         -----
Net Asset Value, End
 of Period............   $9.23
                         =====
Total Return..........   (8.85)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,155
 Ratio of Expenses to
  Average Net Assets..    1.47%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.50%/(c)/
 Portfolio Turnover
  Rate................   127.6%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
INTERNATIONAL FUND II
---------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.18
Income from Investment
 Operations:
 Net Investment Income   (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.84)
                         -----
 Total From Investment
            Operations   (0.92)
                         -----
Net Asset Value, End
 of Period............   $9.26
                         =====
Total Return..........   (8.95)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $927
 Ratio of Expenses to
  Average Net Assets..    1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.40%/(c)/
 Portfolio Turnover
  Rate................   107.0%/(c)/


/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares incurred an unrealized gain of $.18 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
INTERNATIONAL SMALLCAP FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.19
Income from Investment
 Operations:
 Net Investment Income     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.03)
                          -----
 Total From Investment
            Operations    (1.00)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $9.18
                          =====
Total Return..........   (10.18)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,148
 Ratio of Expenses to
  Average Net Assets..     1.77%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.94%/(c)/
 Portfolio Turnover
  Rate................    227.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                          2001/(A)/
                          ----
LARGECAP BLEND FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.18
Income from Investment
 Operations:
 Net Investment Income     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.24)
                          -----
 Total From Investment
            Operations    (1.23)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.94
                          =====
Total Return..........   (10.34)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,117
 Ratio of Expenses to
  Average Net Assets..     1.02%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.32%/(c)/
 Portfolio Turnover
  Rate................    101.0%/(c)/


/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
LARGECAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.01
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.33)
                          -----
 Total From Investment
            Operations    (2.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $7.66
                          =====
Total Return..........   (22.03)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $959
 Ratio of Expenses to
  Average Net Assets..     1.12%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.42)%/(c)/
 Portfolio Turnover
  Rate................     59.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.47
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.96)
                         -----
 Total From Investment
            Operations   (0.95)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............   $9.51
                         =====
Total Return..........   (7.35)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,190
 Ratio of Expenses to
  Average Net Assets..    0.72%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.53%/(c)/
 Portfolio Turnover
  Rate................     5.2%/(c)/


/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class of shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
LARGECAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.29
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.05
                          ----
 Total From Investment
            Operations    0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.35
                        ======
Total Return..........    1.89%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,295
 Ratio of Expenses to
  Average Net Assets..    1.02%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.73%/(c)/
 Portfolio Turnover
  Rate................   151.2%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.28 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(B)/
                         ----
LIFETIME 2010 FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.03
                          ----
Net Asset Value, End
 of Period............  $10.03
                        ======
Total Return..........    0.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.14%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/


/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2020 FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    2.50%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
LIFETIME 2030 FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.01)
                         -----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.88%/(d)/
 Portfolio Turnover
  Rate................     1.3%/(d)/


/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME 2040 FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.02
                          ----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.30%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(B)/
                         ----
LIFETIME 2050 FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.01
                          ----
 Total From Investment
            Operations    0.02
                          ----
Net Asset Value, End
 of Period............  $10.02
                        ======
Total Return..........    0.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.65%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/


/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(B)/
                         ----
LIFETIME STRATEGIC INCOME FUND
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.02)
                         -----
 Total From Investment
            Operations    0.04
                          ----
Net Asset Value, End
 of Period............  $10.04
                        ======
Total Return..........    0.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets
  /(a)/ ..............    0.69%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    3.58%/(d)/
 Portfolio Turnover
  Rate................     0.5%/(d)/



/(a) /Does not include expenses of the investment companies in which the Fund invests.
/(b) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.



                         2001/(A)/
                         ----
MIDCAP BLEND FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.07
                          ----
 Total From Investment
            Operations    0.09
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.28
                        ======
Total Return..........    1.65%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,285
 Ratio of Expenses to
  Average Net Assets..    1.22%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.34%/(c)/
 Portfolio Turnover
  Rate................    57.5%/(c)/


/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.02 of net investment income per share and incurred an unrealized gain of $.19 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:

                          2001/(A)/
                          ----
MIDCAP GROWTH FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.01
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.68)
                          -----
 Total From Investment
            Operations    (1.69)
  ----
Net Asset Value, End
 of Period............    $8.32
                          =====
Total Return..........   (15.18)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,043
 Ratio of Expenses to
  Average Net Assets..     1.22%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.75)%/(c)/
 Portfolio Turnover
  Rate................    344.2%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares incurred an unrealized gain of $.01 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.33
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.10
                          ----
 Total From Investment
            Operations    0.11
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.42
                        ======
Total Return..........    2.01%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,304
 Ratio of Expenses to
  Average Net Assets..    0.72%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.30%/(c)/
 Portfolio Turnover
  Rate................    51.5%/(c)/


/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.32 per share from December 1, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
MIDCAP VALUE FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.18
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.73
                          ----
 Total From Investment
            Operations    0.75
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.91
                        ======
Total Return..........    7.76%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,365
 Ratio of Expenses to
  Average Net Assets..    1.22%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.40%/(c)/
 Portfolio Turnover
  Rate................   115.6%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
MONEY MARKET FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $1.000
Income from Investment
 Operations:
 Net Investment Income   0.020
                         -----
 Total From Investment
            Operations   0.020
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...  (0.020)
                        ------
   Total Dividends and
         Distributions  (0.020)
                        ------
Net Asset Value, End
 of Period............  $1.000
                        ======
Total Return..........    2.03%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $100
 Ratio of Expenses to
  Average Net Assets..    0.97%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    5.02%/(c)/


/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.001 of net investment income per share, all of which was distributed, during the period November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:

                          2001/(A)/
                          ----
PACIFIC BASIN FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.20
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.04)
                          -----
 Total From Investment
            Operations    (1.04)
 ----
Net Asset Value, End
 of Period............    $9.16
                          =====
Total Return..........   (11.67)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,146
 Ratio of Expenses to
  Average Net Assets..     1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.08%/(c)/
 Portfolio Turnover
  Rate................     46.9%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares incurred an unrealized gain of $.18 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.16)
                         -----
 Total From Investment
            Operations   (0.14)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.02)
                         -----
   Total Dividends and
         Distributions   (0.02)
                         -----
Net Asset Value, End
 of Period............  $10.24
                        ======
Total Return..........   (0.60)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,024
 Ratio of Expenses to
  Average Net Assets..    1.32%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.44%/(c)/
 Portfolio Turnover
  Rate................   128.1%/(c)/


/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.29
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.65)
                          -----
 Total From Investment
            Operations    (1.66)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.62
                          =====
Total Return..........   (14.44)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $863
 Ratio of Expenses to
  Average Net Assets..     1.32%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.46)%/(c)/
 Portfolio Turnover
  Rate................     73.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares incurred an unrealized gain of $.29 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                          2001/(A)/
                          ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.67
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.97)
                          -----
 Total From Investment
            Operations    (1.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $8.68
                          =====
Total Return..........   (17.37)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $869
 Ratio of Expenses to
  Average Net Assets..     1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.67)%/(c)/
 Portfolio Turnover
  Rate................     40.2%/(c)/


/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares incurred an unrealized gain of $.67 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.40
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.54
                          ----
 Total From Investment
            Operations    0.58
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $10.95
                        ======
Total Return..........    7.21%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,097
 Ratio of Expenses to
  Average Net Assets..    1.37%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.01%/(c)/
 Portfolio Turnover
  Rate................    32.0%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.39 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
PARTNERS MIDCAP BLEND FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.15
                          ----
 Total From Investment
            Operations    0.15
                          ----
Net Asset Value, End
 of Period............  $10.15
                        ======
Total Return..........    1.50%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $847
 Ratio of Expenses to
  Average Net Assets..    1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.30)%/(c)/
 Portfolio Turnover
  Rate................   209.4%/(c)/


/(a) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.09
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.29)
                          -----
 Total From Investment
            Operations    (2.31)
 ----
Net Asset Value, End
 of Period............    $8.78
                          =====
Total Return..........   (19.74)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,099
 Ratio of Expenses to
  Average Net Assets..     1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.28)%/(c)/
 Portfolio Turnover
  Rate................    403.2%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares incurred an unrealized gain of $1.09 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.14
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.43
                          ----
 Total From Investment
            Operations    0.43
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.56
                        ======
Total Return..........    4.95%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,058
 Ratio of Expenses to
  Average Net Assets..    1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.34)%/(c)/
 Portfolio Turnover
  Rate................   281.3%/(c)/


/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares incurred an unrealized gain of $.14 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $9.82
Income from Investment
 Operations:
 Net Investment Income    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.33)
                          -----
 Total From Investment
            Operations    (1.35)
                          -----
Net Asset Value, End
 of Period............    $8.47
                          =====
Total Return..........   (11.68)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $849
 Ratio of Expenses to
  Average Net Assets..     1.67%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.23)%/(c)/
 Portfolio Turnover
  Rate................    185.5%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                          2001/(A)/
                          ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.85
Income from Investment
 Operations:
 Net Investment Income    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.84)
                          -----
 Total From Investment
            Operations    (2.85)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $7.99
                          =====
Total Return..........   (24.87)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $800
 Ratio of Expenses to
  Average Net Assets..     1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.97)%/(c)/
 Portfolio Turnover
  Rate................    293.0%/(c)/


/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.44
                          ----
 Total From Investment
            Operations    0.44
                          ----
Net Asset Value, End
 of Period............  $10.44
                        ======
Total Return..........    4.40%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $871
 Ratio of Expenses to
  Average Net Assets..    1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.51)%/(c)/
 Portfolio Turnover
  Rate................    15.5%/(c)/



/(a) /Period from March 1, 2001, date operations commenced, through April 30,
  2001.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
REAL ESTATE FUND
----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.16
Income from Investment
 Operations:
 Net Investment Income    0.17
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.13)
                         -----
 Total From Investment
            Operations    0.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)
                         -----
   Total Dividends and
         Distributions   (0.09)
                         -----
Net Asset Value, End
 of Period............  $10.11
                        ======
Total Return..........    0.96%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,265
 Ratio of Expenses to
  Average Net Assets..    1.42%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    4.82%/(c)/
 Portfolio Turnover
  Rate................   118.1%/(c)/


/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.15 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
SMALLCAP BLEND FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.55
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.37
                          ----
 Total From Investment
            Operations    0.38
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $10.92
                        ======
Total Return..........    4.32%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,367
 Ratio of Expenses to
  Average Net Assets..    1.32%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.38%/(c)/
 Portfolio Turnover
  Rate................   149.3%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.54 per share from November 28, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $9.44
Income from Investment
 Operations:
 Net Investment Income   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.06)
                         -----
 Total From Investment
            Operations   (0.08)
                         -----
Net Asset Value, End
 of Period............   $9.36
                         =====
Total Return..........    0.21%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,172
 Ratio of Expenses to
  Average Net Assets..    1.32%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.96)%/(c)/
 Portfolio Turnover
  Rate................   182.6%/(c)/


/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net operating loss per share and incurred an unrealized loss of $.55 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                         2001/(A)/
                         ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.61
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.63
                          ----
 Total From Investment
            Operations    0.64
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.01)
                         -----
   Total Dividends and
         Distributions   (0.01)
                         -----
Net Asset Value, End
 of Period............  $11.24
                        ======
Total Return..........    7.49%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,406
 Ratio of Expenses to
  Average Net Assets..    0.72%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.12%/(c)/
 Portfolio Turnover
  Rate................    51.7%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.60 per share from November 30, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.



                         2001/(A)/
                         ----
SMALLCAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.21
Income from Investment
 Operations:
 Net Investment Income    0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    1.03
                          ----
 Total From Investment
            Operations    1.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.03)
                         -----
   Total Dividends and
         Distributions   (0.03)
                         -----
Net Asset Value, End
 of Period............  $11.25
                        ======
Total Return..........   11.11%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,408
 Ratio of Expenses to
  Average Net Assets..    1.32%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.94%/(c)/
 Portfolio Turnover
  Rate................    79.1%/(c)/


/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.20 per share from November 29, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

 .

                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30:



                          2001/(A)/
                          ----
TECHNOLOGY FUND
---------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.07
Income from Investment
 Operations:
 Net Investment Income    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.47)
                          -----
 Total From Investment
            Operations    (2.50)
                          -----
Net Asset Value, End
 of Period............    $7.57
                          =====
Total Return..........   (25.80)%/(b)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $747
 Ratio of Expenses to
  Average Net Assets..     1.57%/(c)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.97)%/(c)/
 Portfolio Turnover
  Rate................    145.3%/(c)/



/(a) /Period from December 6, 2000, date shares first offered, through April 30,
  2001. Advisors Preferred class shares incurred an unrealized gain of $.07 per share from November 27, 2000 through December 5, 2000.
/(b) /Total return amounts have not been annualized.
/(c) /Computed on an annualized basis.

APPENDIX A


LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.


LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX
 is capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE (15) INDEX is a capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) PACIFIC FREE INDEX is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are:
Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) GLOBAL TECHNOLOGY AND TELECOMMUNICATIONS INDEX is an index composed of the developed markets countries in the MSCI World Index. Within these countries, only those securities which are included in the Information Technology and Telecommunication Services sectors according to the MSCI Global Industry Classification Standard are included in the index.


MORGAN STANLEY REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 1000 VALUE INDEX is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.


RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


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RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.


RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


RUSSELL MIDCAP VALUE INDEX is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


S&P/BARRA MIDCAP 400 VALUE INDEX is a market capitalization-weighted index of all the stocks in the S&P 400 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1.


S&P/BARRA 500 VALUE INDEX is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.


S&P SMALLCAP 600/BARRA GROWTH INDEX is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.


S&P MIDCAP 400 INDEX includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.


SALOMON SMITH BARNEY DISC < $2 BILLION INDEX consists of companies that are generally larger than those in Salomon Smith Barney's standard small-cap indices. It contains a full complement of region, country, sector and industry indices.


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ADDITIONAL INFORMATION


Additional information about the Fund is available in the Statement of Additional Information dated June 15, 2001 and which is part of this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semiannual report to shareholders.The annual report contains a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-547-7754.


Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


The U.S. Government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share or that the Capital Preservation

Fund will be able to maintain a stable share price of $10.00 per share..


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

   Principal Investors Fund, Inc. SEC File 811-07572


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